UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number   811-3361

Fidelity Massachusetts Municipal Trust

(Exact name of registrant as specified in charter)

245 Summer St., Boston, Massachusetts  02210

(Address of principal executive offices)       (Zip code)

Marc Bryant, Secretary

245 Summer St.

Boston, Massachusetts  02210

(Name and address of agent for service)

Registrant's telephone number, including area code:

617-563-7000

Date of fiscal year end:	January 31

Date of reporting period:	April 30, 2018

Item 1.

Schedule of Investments

Quarterly Holdings Report
for

Fidelity® Massachusetts Municipal Income Fund

April 30, 2018

MFL-QTLY-0618
1.800349.114

Schedule of Investments April 30, 2018 (Unaudited)

Showing Percentage of Net Assets

Municipal Bonds - 97.8%
	Principal Amount	Value
Guam - 0.1%
Guam Ed. Fing. Foundation Ctfs. of Prtn. Series 2008, 5.875% 10/1/18 (Escrowed to Maturity)	515,000	523,755
Guam Int'l. Arpt. Auth. Rev. Series C, 5% 10/1/21 (a)	1,365,000	1,422,043

TOTAL GUAM		1,945,798

Massachusetts - 97.7%
Berkshire Wind Pwr. Coop. Corp.:
(Wind Proj.) Series 1, 5.25% 7/1/30 (Pre-Refunded to 1/1/20 @ 100)	$5,000,000	$5,264,500
Series 2017 2:
5% 7/1/22	350,000	386,869
5% 7/1/25	505,000	581,952
5% 7/1/26	925,000	1,075,498
5% 7/1/27	700,000	821,219
5% 7/1/30	480,000	553,906
Series 2017, 5% 7/1/21	700,000	759,563
Boston Wtr. & Swr. Commission Rev.:
Series 2012 A, 4% 11/1/25	2,950,000	3,151,367
Series 2016 B:
5% 11/1/34	1,000,000	1,126,570
5% 11/1/35	1,500,000	1,687,395
5% 11/1/36	1,700,000	1,904,969
Sr. Series A, 5.25% 11/1/19	2,950,000	3,030,830
Braintree Gen. Oblig.:
5% 5/15/26	2,300,000	2,705,260
5% 5/15/27	2,000,000	2,359,600
5% 5/15/28	600,000	711,324
Cambridge Gen. Oblig. Series 12:
5% 1/1/23	865,000	951,708
5% 1/1/24	340,000	373,578
Framingham Gen. Oblig. Series 2012 A:
4% 12/1/20	1,260,000	1,322,408
4% 12/1/24	1,360,000	1,450,182
Lynn Wtr. & Swr. Commission Gen. Rev. Series 2003 A, 5% 12/1/32 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	440,000	441,140
Marshfield Gen. Oblig.:
5% 11/1/20	1,780,000	1,912,610
5% 11/1/21	1,730,000	1,900,768
Massachusetts Bay Trans. Auth.:
Series 1991 A, 7% 3/1/21 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	1,130,000	1,228,988
7% 3/1/21	565,000	614,494
Massachusetts Bay Trans. Auth. Assessment Rev. Series 2012 A, 5% 7/1/22	6,110,000	6,805,013
Massachusetts Bay Trans. Auth. Sales Tax Rev.:
Series 2003 C, 5.25% 7/1/23	3,950,000	4,522,474
Series 2005 B, 5.5% 7/1/29 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	4,000,000	5,064,320
Series 2006 A:
5.25% 7/1/29	3,005,000	3,732,661
5.25% 7/1/32	6,745,000	8,449,934
Series 2010 B:
5% 7/1/26	1,000,000	1,063,420
5% 7/1/28	1,000,000	1,062,980
5% 7/1/30	1,000,000	1,062,320
Series 2015 A:
5% 7/1/40	14,570,000	16,435,397
5% 7/1/45	14,125,000	15,875,229
Massachusetts Clean Energy Coop. Corp. Series 2013:
5% 7/1/25	2,795,000	3,132,888
5% 7/1/30	3,725,000	4,167,642
Massachusetts Clean Wtr. Trust:
(Pool Prog.):
Series 2004 A, 5.25% 2/1/24	1,170,000	1,356,147
Series 6, 5.25% 8/1/19	30,000	30,083
Series 8, 5% 8/1/20	105,000	105,281
Series 14, 5% 8/1/38	8,390,000	8,677,190
Series 18:
5% 2/1/28	3,500,000	3,965,570
5% 2/1/29	6,355,000	7,178,608
Series 2002 A, 5.25% 8/1/20	520,000	521,472
Series 2012 B:
5% 8/1/27	295,000	328,055
5% 8/1/27 (Pre-Refunded to 8/1/22 @ 100)	5,605,000	6,237,861
5% 8/1/28	330,000	366,835
5% 8/1/28 (Pre-Refunded to 8/1/22 @ 100)	6,240,000	6,944,558
Series 6, 5.5% 8/1/30	1,310,000	1,313,969
5% 8/1/28	3,480,000	3,607,438
Massachusetts Commonwealth Trans. Fund Rev.:
(Accelerated Bridge Prog.) Series 2014 A, 5% 6/1/44	27,295,000	30,180,082
(Rail Enhancement Prog.) Series 2015 A, 5% 6/1/45	17,750,000	19,950,823
Series 2017 A, 5% 6/1/43	15,000,000	17,252,400
Massachusetts Dept. of Trans. Metropolitan Hwy. Sys. Rev. Series 2010 B:
5% 1/1/22	10,000,000	10,490,000
5% 1/1/25	13,340,000	13,977,919
5% 1/1/26	4,210,000	4,406,354
5% 1/1/27	7,000,000	7,322,980
5% 1/1/30	5,000,000	5,229,050
5% 1/1/32	3,495,000	3,648,081
5% 1/1/35	4,230,000	4,413,836
Massachusetts Dev. Fin. Agcy. Hosp. Rev. Series 2013:
5.25% 11/15/36	3,000,000	3,308,130
5.25% 11/15/41	4,620,000	5,057,699
Massachusetts Dev. Fin. Agcy. Rev.:
( Suffolk Univ. Proj.) Series 2017:
5% 7/1/23	1,420,000	1,581,454
5% 7/1/25	1,500,000	1,709,655
(Boston College Proj.) Series T:
5% 7/1/37	1,415,000	1,625,552
5% 7/1/38	3,685,000	4,223,821
5% 7/1/39	4,450,000	5,093,070
5% 7/1/42	2,805,000	3,198,373
(Boston Univ. Proj.) Series U4, 5.7% 10/1/40 (Pre-Refunded to 10/1/19 @ 100)	3,100,000	3,265,757
(Broad Institute Proj.) Series 2017:
5% 4/1/33	10,145,000	11,843,374
5% 4/1/34	2,500,000	2,900,700
5% 4/1/35	2,455,000	2,841,933
5% 4/1/37	1,500,000	1,731,120
(Broad Institute Proj.) Series 2017, 5% 4/1/36	2,205,000	2,546,687
(Carleton-Willard Village Proj.) Series 2010:
4.75% 12/1/20	2,105,000	2,199,620
5.25% 12/1/25	820,000	856,933
5.625% 12/1/30	1,000,000	1,047,630
(Deerfield Academy Proj.) 5% 10/1/40	10,500,000	11,182,185
(Lesley Univ. Proj.) Series 2016:
5% 7/1/29	1,640,000	1,869,502
5% 7/1/32	1,905,000	2,148,116
5% 7/1/33	2,020,000	2,271,611
5% 7/1/36	2,000,000	2,227,880
5% 7/1/39	5,800,000	6,438,986
(Newbridge On The Charles Proj.) Series 2017:
4% 10/1/24 (b)	500,000	519,485
4% 10/1/25 (b)	500,000	517,845
4% 10/1/26 (b)	500,000	512,930
4% 10/1/27 (b)	250,000	255,113
5% 10/1/37 (b)	1,000,000	1,066,450
5% 10/1/47 (b)	1,000,000	1,056,860
5% 10/1/57 (b)	6,000,000	6,270,120
(Partners HealthCare Sys. Proj.) Series 2011 K6, 5.375% 7/1/41 (Pre-Refunded to 7/1/20 @ 100)	7,000,000	7,508,480
(Partners Healthcare Sys., Inc. Proj.) Series 2017 S:
5% 7/1/25	1,000,000	1,155,910
5% 7/1/30	6,940,000	8,096,690
5% 7/1/31	11,955,000	13,882,146
(Suffolk Univ. Proj.) Series 2017:
5% 7/1/21	750,000	810,240
5% 7/1/22	875,000	961,328
5% 7/1/24	1,000,000	1,126,130
5% 7/1/26	1,935,000	2,213,311
5% 7/1/27	2,085,000	2,391,662
5% 7/1/28	4,300,000	4,888,025
(Suffolk Univ., Proj.) Series 2017:
5% 7/1/29	3,250,000	3,680,950
5% 7/1/30	3,500,000	3,943,485
5% 7/1/31	3,750,000	4,206,300
5% 7/1/32	1,000,000	1,117,510
(Tufts Med. Ctr. Proj.):
series 2011 6.875% 1/1/41	3,790,000	4,233,316
Series 2011, 6.25% 1/1/27	5,000,000	5,497,750
(UMASS Boston Student Hsg. Proj.) Series 2016:
5% 10/1/29	3,120,000	3,468,067
5% 10/1/30	1,100,000	1,220,175
5% 10/1/31	1,200,000	1,324,656
5% 10/1/32	1,240,000	1,361,247
5% 10/1/33	1,235,000	1,352,943
(UMass Memorial Health Care Proj.) Series K:
5% 7/1/28	1,260,000	1,420,209
5% 7/1/29	1,320,000	1,480,446
5% 7/1/30	1,390,000	1,551,212
5% 7/1/38	3,750,000	4,076,475
(Wentworth Institute of Technology Proj.) Series 2017:
5% 10/1/34	1,425,000	1,561,088
5% 10/1/35	1,495,000	1,633,243
5% 10/1/46	4,250,000	4,588,768
(Wheaton College, MA. Proj.) Series 2017 H:
5% 1/1/20	1,000,000	1,047,480
5% 1/1/21	1,560,000	1,674,878
5% 1/1/22	1,120,000	1,226,467
5% 1/1/23	1,440,000	1,602,878
5% 1/1/24	1,100,000	1,240,635
5% 1/1/29	1,435,000	1,675,477
5% 1/1/31	1,580,000	1,828,976
5% 1/1/32	1,665,000	1,913,868
5% 1/1/33	1,745,000	1,999,561
5% 1/1/34	1,835,000	2,089,625
5% 1/1/35	1,000,000	1,136,100
5% 1/1/36	1,000,000	1,134,330
5% 1/1/42	2,000,000	2,258,100
5% 1/1/47	1,895,000	2,131,231
5% 1/1/53	3,425,000	3,801,476
Series 2008 B:
0% 1/1/37 (Assured Guaranty Corp. Insured)	1,745,000	812,175
0% 1/1/40 (Assured Guaranty Corp. Insured)	5,000,000	2,027,600
0% 1/1/41 (Assured Guaranty Corp. Insured)	5,000,000	1,936,250
0% 1/1/42 (Assured Guaranty Corp. Insured)	5,000,000	1,852,600
Series 2008:
5% 9/1/22 (Pre-Refunded to 9/1/18 @ 100)	350,000	353,721
5% 9/1/26 (Pre-Refunded to 9/1/18 @ 100)	480,000	485,102
5.75% 9/1/25 (Pre-Refunded to 9/1/18 @ 100)	9,500,000	9,625,970
Series 2011 B, 5% 7/1/41	6,520,000	7,047,794
Series 2011 H, 5.125% 7/1/26	5,595,000	5,979,041
Series 2011:
5% 10/1/20	1,215,000	1,299,564
5.25% 10/1/41	5,485,000	5,977,388
6.25% 1/1/27 (Pre-Refunded to 1/1/21 @ 100)	7,485,000	8,260,820
6.875% 1/1/41 (Pre-Refunded to 1/1/21 @ 100)	5,750,000	6,430,455
Series 2012 G:
5% 10/1/23	2,245,000	2,442,874
5% 10/1/24	1,625,000	1,763,223
5% 10/1/25	1,600,000	1,736,096
5% 10/1/26	2,170,000	2,352,345
5% 10/1/27	2,235,000	2,422,047
5% 10/1/28	1,240,000	1,344,197
Series 2012 J, 5% 7/1/42	7,000,000	7,705,180
Series 2013 A:
6.25% 11/15/33 (Pre-Refunded to 11/15/23 @ 100) (b)	2,245,000	2,691,845
6.5% 11/15/43 (Pre-Refunded to 11/15/23 @ 100) (b)	4,000,000	4,836,160
Series 2013 F:
4% 7/1/32	2,050,000	2,089,217
4% 7/1/43	21,685,000	21,079,989
5% 7/1/27	1,300,000	1,430,663
5% 7/1/37	3,925,000	4,225,734
Series 2013 G, 5% 7/1/44	17,105,000	18,009,170
Series 2013 P, 5% 7/1/43	12,320,000	13,639,226
Series 2013 X, 5% 10/1/48	14,920,000	16,471,083
Series 2013, 5% 7/1/21	1,085,000	1,172,484
Series 2014 A:
5% 3/1/32	1,700,000	1,882,478
5% 3/1/33	1,250,000	1,380,650
5% 3/1/39	4,000,000	4,384,480
5% 3/1/44	15,765,000	17,219,006
Series 2014 F:
5% 7/15/19	350,000	358,446
5% 7/15/20	300,000	313,272
5% 7/15/21	300,000	318,558
5% 7/15/22	400,000	428,084
5% 7/15/23	350,000	379,260
5% 7/15/24	400,000	428,688
5% 7/15/25	550,000	588,363
5% 7/15/26	500,000	533,160
5% 7/15/27	200,000	212,776
5% 7/15/28	320,000	339,818
5.625% 7/15/36	800,000	863,192
5.75% 7/15/43	4,700,000	5,064,297
Series 2014 M4, 5% 7/1/44	15,000,000	16,379,700
Series 2014 P:
5% 10/1/32	5,000,000	5,647,850
5% 10/1/46	7,080,000	7,817,807
Series 2015 D, 5% 7/1/44	10,975,000	11,758,066
Series 2015 F, 5% 8/15/45	18,290,000	19,941,770
Series 2015 H1:
5% 7/1/26	3,585,000	4,101,097
5% 7/1/29	3,750,000	4,237,838
5% 7/1/30	1,800,000	2,026,746
5% 7/1/31	1,190,000	1,333,395
5% 7/1/32	1,000,000	1,109,650
5% 7/1/33	1,000,000	1,099,590
Series 2015 O2:
5% 7/1/27	8,635,000	9,950,801
5% 7/1/29	4,495,000	5,148,393
Series 2015 Q:
5% 8/15/28	1,000,000	1,156,170
5% 8/15/29	1,000,000	1,156,170
5% 8/15/32	1,500,000	1,711,830
5% 8/15/33	1,500,000	1,706,535
5% 8/15/34	1,790,000	2,026,423
5% 8/15/38	1,690,000	1,913,215
Series 2015:
5% 1/1/25	3,525,000	3,947,824
5% 1/1/27	2,695,000	2,994,172
5% 1/1/28	1,850,000	2,050,688
5% 1/1/29	2,945,000	3,245,861
Series 2016 A:
5% 1/1/47	5,000,000	5,389,400
5.25% 1/1/42	7,000,000	7,699,580
Series 2016 E:
5% 7/1/31	1,000,000	1,114,690
5% 7/1/32	2,200,000	2,442,374
5% 7/1/33	1,500,000	1,659,630
5% 7/1/34	1,500,000	1,649,565
5% 7/1/35	1,500,000	1,645,110
5% 7/1/36	1,000,000	1,093,780
5% 7/1/37	2,000,000	2,184,620
Series 2016 I:
5% 7/1/27	1,150,000	1,307,378
5% 7/1/29	1,580,000	1,779,222
5% 7/1/30	2,400,000	2,687,976
5% 7/1/31	1,600,000	1,782,304
5% 7/1/32	1,610,000	1,783,751
5% 7/1/34	3,000,000	3,310,290
5% 7/1/36	2,000,000	2,193,480
5% 7/1/37	1,470,000	1,611,120
5% 7/1/38	1,000,000	1,093,780
5% 7/1/41	9,055,000	9,824,313
Series 2016 N, 5% 12/1/36	2,520,000	2,841,804
Series 2016 Q, 5% 7/1/46	10,100,000	11,450,976
Series 2016:
4% 10/1/36	1,250,000	1,290,575
5% 7/1/26	1,710,000	1,947,981
5% 7/1/29	2,000,000	2,255,240
5% 7/1/30	2,000,000	2,244,540
5% 7/1/31	1,700,000	1,897,540
5% 10/1/32	1,760,000	2,014,355
5% 9/1/33	475,000	544,550
5% 10/1/33	1,500,000	1,708,425
5% 10/1/34	1,500,000	1,700,115
5% 9/1/35	375,000	426,649
5% 10/1/35	1,500,000	1,697,745
5% 7/1/36	3,000,000	3,283,560
5% 9/1/36	315,000	357,642
5% 9/1/37	840,000	946,495
5% 10/1/37	2,000,000	2,257,360
5% 10/1/39	5,000,000	5,623,800
5% 7/1/41	5,145,000	5,567,096
5% 7/1/46	1,440,000	1,552,896
5% 9/1/46	3,235,000	3,637,596
5% 10/1/46	4,000,000	4,471,000
5% 10/1/48	1,000,000	1,078,220
5% 9/1/52	4,100,000	4,540,873
Series 2017:
5% 7/1/20	165,000	174,671
5% 7/1/21	180,000	194,686
5% 7/1/22	180,000	197,908
5% 7/1/26	160,000	175,954
5% 7/1/37	600,000	648,348
5% 7/1/42	2,110,000	2,267,765
5% 7/1/47	2,250,000	2,411,753
Series B, 0% 1/1/39 (Assured Guaranty Corp. Insured)	3,200,000	1,358,368
Series BB1, 5% 10/1/46	355,000	399,570
Series L, 5% 7/1/41 (Pre-Refunded to 7/1/21 @ 100)	4,900,000	5,343,646
Series N 2016:
5% 12/1/41	8,310,000	9,292,076
5% 12/1/46	12,325,000	13,733,131
5% 3/1/34	4,375,000	4,812,631
5.25% 7/1/25	1,000,000	1,095,620
5.25% 7/1/25 (Pre-Refunded to 7/1/22 @ 100)	1,000,000	1,121,110
5.25% 7/1/26	1,000,000	1,092,330
5.25% 7/1/26 (Pre-Refunded to 7/1/22 @ 100)	1,000,000	1,121,110
Massachusetts Dev. Fin. Agcy. Solid Waste Disp. Rev. Bonds Series 2009, 5.75%, tender 5/1/19 (c)	2,000,000	2,075,700
Massachusetts Dev. Fina:
(Babson College, MA Proj.) Series 2017, 5% 10/1/47	5,500,000	6,142,620
(Babson College, MA. Proj.) Series 2017:
5% 10/1/28	465,000	548,709
5% 10/1/29	735,000	855,422
5% 10/1/42	4,000,000	4,484,400
(Partners Healthcare Sys., Inc.) Series 2012, 5% 7/1/31	4,870,000	5,241,045
(Univ. of Massachusetts Health Cr., Inc. Proj.) Series 2017 L:
4% 7/1/44	10,000,000	9,745,900
5% 7/1/44	6,225,000	6,778,091
(Univ. of Massachusetts Health Cr., Inc.) Series 2011 H, 5.5% 7/1/31	370,000	399,915
Series 2011, 5.5% 7/1/31 (Pre-Refunded to 7/1/21 @ 100)	7,380,000	8,136,819
Series 2012, 5% 7/1/36 (Pre-Refunded to 7/1/21 @ 100)	6,000,000	6,514,380
Massachusetts Edl. Fing. Auth. Rev.:
Series 2010 A, 5.5% 1/1/22	3,500,000	3,658,865
Series 2017 A:
4% 7/1/21(a)	1,000,000	1,039,450
5% 7/1/22 (a)	2,000,000	2,169,260
5% 7/1/23 (a)	1,500,000	1,643,220
5% 7/1/24 (a)	2,000,000	2,208,100
5% 7/1/25 (a)	2,250,000	2,505,825
5% 7/1/26 (a)	1,650,000	1,847,984
Massachusetts Gen. Oblig.:
Series 2004 A, 5.5% 8/1/30	2,000,000	2,508,260
Series 2006 B, 5.25% 9/1/22	5,360,000	6,031,608
Series 2007 A, 3 month U.S. LIBOR + 0.570% 1.758% 5/1/37 (c)(d)	20,115,000	19,511,550
Series 2014 E:
5% 9/1/29	7,500,000	8,290,800
5% 9/1/30	5,000,000	5,512,000
5% 9/1/31	8,000,000	8,812,320
Series 2015 C:
5% 7/1/40	12,730,000	14,351,038
5% 7/1/45	22,075,000	24,795,302
Series 2016 A, 5% 3/1/46	12,985,000	14,313,106
Series 2016 B:
5% 7/1/31	19,965,000	23,118,472
5% 7/1/33	5,500,000	6,321,095
5% 7/1/34	10,245,000	11,710,547
5% 7/1/35	5,500,000	6,273,960
5% 7/1/36	10,260,000	11,679,881
5% 7/1/37	8,495,000	9,664,082
Series 2016:
5% 3/1/31	1,500,000	1,687,500
5% 3/1/32	7,500,000	8,415,975
Series 2017 A:
5% 4/1/34	6,875,000	7,920,069
5% 4/1/35	16,830,000	19,345,748
5% 4/1/42	11,860,000	13,444,852
Series 2017 C, 5% 10/1/26	20,000,000	23,672,400
Series 2017 D:
5% 2/1/33	2,550,000	2,948,208
5% 2/1/35	6,300,000	7,226,226
5% 2/1/36	20,000,000	22,874,400
Series 2017 F:
5% 11/1/38	10,000,000	11,490,700
5% 11/1/39	10,000,000	11,464,200
Series 2018 B, 5% 1/1/32	10,000,000	11,740,000
Massachusetts Health & Edl. Facilities Auth. Rev.:
(Berklee College Proj.):
5% 10/1/19	230,000	230,593
5% 10/1/21	225,000	225,592
5% 10/1/23	140,000	140,368
5% 10/1/25	415,000	416,091
(Blood Research Institute Proj.) Series A, 6.5% 2/1/22 (e)	4,345,000	4,362,858
(Cape Cod Healthcare Proj.) Series 2004 D, 6% 11/15/28 (Pre-Refunded to 11/15/19 @ 100)	2,735,000	2,901,370
(Northeastern Univ. Proj.):
Series 2008 R:
5% 10/1/18	500,000	506,640
5% 10/1/27	3,030,000	3,067,966
5% 10/1/28	1,000,000	1,012,530
5% 10/1/33	5,000,000	5,060,550
Series 2009 Y1, 5% 10/1/19	1,730,000	1,804,442
Series 2009 Y2, 5% 10/1/18	1,215,000	1,231,135
(Winchester Hosp. Proj.) Series 2010 H, 5.25% 7/1/38	18,995,000	20,071,447
Series 2007 E:
5% 7/15/32	1,155,000	1,157,726
5% 7/15/37	2,750,000	2,755,913
Series 2010 C:
5% 7/1/30	4,460,000	4,698,119
5.125% 7/1/35	930,000	975,858
Series E, 5% 7/15/27	7,195,000	7,212,340
Massachusetts Port Auth. Rev.:
Series 2010 A:
5% 7/1/34	2,000,000	2,117,220
5% 7/1/40	12,000,000	12,674,520
Series 2012 A:
5% 7/1/37 (a)	2,000,000	2,144,060
5% 7/1/42 (a)	10,300,000	11,025,223
Series 2012 B:
5% 7/1/25	4,150,000	4,608,077
5% 7/1/27	6,570,000	7,270,296
5% 7/1/28	5,030,000	5,555,635
Series 2014 B, 5% 7/1/39 (a)	4,965,000	5,434,987
Series 2014 C:
5% 7/1/28	3,000,000	3,440,640
5% 7/1/29	4,205,000	4,809,679
5% 7/1/30	3,000,000	3,422,190
Series 2015 A:
5% 7/1/28	460,000	530,748
5% 7/1/28 (a)	500,000	565,735
5% 7/1/29 (a)	1,245,000	1,403,538
5% 7/1/30	1,400,000	1,610,378
5% 7/1/30 (a)	1,450,000	1,628,684
5% 7/1/40 (a)	2,000,000	2,203,200
5% 7/1/45 (a)	3,500,000	3,841,565
5% 7/1/45	5,570,000	6,256,391
Series 2016 A:
5% 7/1/26	695,000	818,634
5% 7/1/28	760,000	890,317
5% 7/1/30	1,660,000	1,931,393
5% 7/1/32	1,970,000	2,276,493
5% 7/1/36	3,760,000	4,294,935
Series 2016 B:
4% 7/1/46 (a)	10,875,000	10,995,495
5% 7/1/43 (a)	6,410,000	7,106,575
Series 2017 A:
5% 7/1/30 (a)	1,280,000	1,475,968
5% 7/1/31 (a)	1,095,000	1,256,994
5% 7/1/32 (a)	1,370,000	1,565,636
5% 7/1/33 (a)	1,250,000	1,423,175
5% 7/1/35 (a)	1,000,000	1,129,230
5% 7/1/36 (a)	1,720,000	1,937,941
5% 7/1/42 (a)	4,110,000	4,586,144
Massachusetts Port Auth. Spl. Facilities Rev.:
(BosFuel Corp. Proj.) Series 2007:
5% 7/1/18 (Nat'l. Pub. Fin. Guarantee Corp. Insured) (a)	1,615,000	1,619,215
5% 7/1/19 (Nat'l. Pub. Fin. Guarantee Corp. Insured) (a)	1,000,000	1,002,500
5% 7/1/20 (Nat'l. Pub. Fin. Guarantee Corp. Insured) (a)	1,560,000	1,563,666
5% 7/1/21 (Nat'l. Pub. Fin. Guarantee Corp. Insured) (a)	1,000,000	1,002,250
(BosFuel Proj.) Series 2007, 5% 7/1/38 (Nat'l. Pub. Fin. Guarantee Corp. Insured) (a)	5,175,000	5,185,298
(ConRAC Proj.) Series 2011 A, 5.125% 7/1/41	13,000,000	13,941,200
(Delta Air Lines, Inc. Proj.) Series 2001 A, 5.5% 1/1/19 (AMBAC Insured) (a)	5,000,000	5,011,250
Massachusetts School Bldg. Auth. Dedicated Sales Tax Rev.:
Series 2011 B:
5% 10/15/41	25,065,000	27,013,052
5.25% 10/15/35	12,500,000	13,682,250
Series 2012 A, 5% 8/15/23	15,000,000	16,682,400
Series 2012 B, 5% 8/15/30	18,400,000	20,242,208
Series 2013 A, 5% 5/15/43	18,675,000	20,527,747
Series 2016 A:
5% 11/15/40	7,335,000	8,280,922
5% 11/15/41	7,710,000	8,693,179
Series 2016 C, 5% 11/15/33	20,000,000	23,106,400
Massachusetts Spl. Oblig. Dedicated Tax Rev.:
Series 2004, 5.25% 1/1/19 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	5,935,000	6,070,555
Series 2005:
5.25% 1/1/21 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	4,270,000	4,606,177
5.5% 1/1/28 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	1,000,000	1,219,600
5.5% 1/1/34 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	4,770,000	6,028,708
Massachusetts State College Bldg. Auth. Rev.:
Series 2002 A, 0% 5/1/22 (Escrowed to Maturity)	2,250,000	2,038,905
Series 2003 B:
0% 5/1/28 (XL Cap. Assurance, Inc. Insured)	6,080,000	4,479,197
5.375% 5/1/18 (XL Cap. Assurance, Inc. Insured)	1,100,000	1,100,000
5.375% 5/1/20 (XL Cap. Assurance, Inc. Insured)	1,825,000	1,948,334
Series 2009 B:
5% 5/1/35 (Pre-Refunded to 5/1/20 @ 100)	5,560,000	5,892,822
5% 5/1/40 (Pre-Refunded to 5/1/20 @ 100)	4,625,000	4,901,853
Series 2012 A:
5% 5/1/36	7,360,000	7,988,618
5% 5/1/41	10,000,000	10,826,500
Series 2012 B:
5% 5/1/29	2,000,000	2,199,480
5% 5/1/30	1,870,000	2,052,755
5% 5/1/37	3,075,000	3,336,437
5% 5/1/43	11,125,000	12,035,693
Series 2014 B:
5% 5/1/39	2,500,000	2,781,275
5% 5/1/44	13,935,000	15,446,251
Series 2014 D:
5% 5/1/39	7,575,000	8,529,905
5% 5/1/41	4,515,000	5,072,016
Series 2016 A:
5% 5/1/38	11,450,000	12,908,845
5% 5/1/41	7,960,000	8,942,025
5% 5/1/49	12,015,000	13,433,130
Massachusetts Tpk. Auth. Metropolitan Hwy. Sys. Rev.:
Series 1997 C, 0% 1/1/23 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	1,800,000	1,597,896
Sr. Series A:
0% 1/1/25 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	5,110,000	4,215,137
0% 1/1/28 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	7,700,000	5,708,934
0% 1/1/29 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	33,195,000	23,537,911
Sr. Series C, 0% 1/1/19 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	13,815,000	13,633,747
Massachusetts Wtr. Resources Auth. Wtr. & Swr. Rev.:
Series 1992 A, 6.5% 7/15/19 (Escrowed to Maturity)	5,420,000	5,527,533
Series 2011 B, 5% 8/1/36 (Pre-Refunded to 8/1/21 @ 100)	4,110,000	4,476,694
Series 2011 C, 5.25% 8/1/42	8,425,000	9,184,261
Series 2012 A, 5% 8/1/37	8,000,000	8,756,880
Series 2016 B, 5% 8/1/40	4,625,000	5,274,396
Series 2016 C:
5% 8/1/35	12,550,000	14,420,703
5% 8/1/40	27,000,000	30,791,050
Plymouth Gen. Oblig. 5% 10/15/19	500,000	522,835
Reading Gen. Oblig. Series 2012:
5% 2/1/20	1,165,000	1,228,190
5% 2/1/22	1,245,000	1,376,310
5% 2/1/23	1,185,000	1,334,891
Springfield Gen. Oblig. Series 2017:
5% 3/1/20	2,715,000	2,863,619
5% 3/1/23	1,775,000	1,991,142
5% 3/1/24	2,225,000	2,534,053
5% 3/1/25	2,420,000	2,787,792
Univ. of Massachusetts Bldg. Auth. Facilities Rev.:
(Bldg. Auth. Proj.) Series 2015 1:
5% 11/1/27	3,500,000	4,066,265
5% 11/1/28	6,000,000	6,944,160
5% 11/1/29	6,230,000	7,192,099
5% 11/1/30	6,000,000	6,917,760
Series 2014 1, 5% 11/1/44	20,445,000	22,829,705
Series 2015 1, 5% 11/1/40	9,595,000	10,861,060
Westfield Gen. Oblig. Series 2014:
5% 3/1/26	2,990,000	3,398,344
5% 3/1/27	2,740,000	3,106,228
Worcester Gen. Oblig. Series 2001 A:
5.25% 8/15/21 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	310,000	310,853
5.5% 8/15/18 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	220,000	220,713

TOTAL MASSACHUSETTS		2,021,950,225

TOTAL MUNICIPAL BONDS
(Cost $2,008,028,435)		2,023,896,023

Municipal Notes - 0.1%
Massachusetts - 0.1%
Massachusetts Edl. Fing. Auth. Rev. Participating VRDN Series Floaters XF 25 11, 1.95% 5/7/18 (Liquidity Facility Barclays Bank PLC) (a)(c)(f)
(Cost $1,685,000)	1,685,000	1,685,000
TOTAL INVESTMENT IN SECURITIES - 97.9%
(Cost $2,009,713,435)		2,025,581,023
NET OTHER ASSETS (LIABILITIES) - 2.1%		42,462,282
NET ASSETS - 100%		$2,068,043,305

Security Type Abbreviations

VRDN – Variable Rate Demand Note (A debt instrument that is payable upon demand, either daily, weekly or monthly)

Legend

 (a) Private activity obligations whose interest is subject to the federal alternative minimum tax for individuals.

 (b) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $17,726,808 or 0.9% of net assets.

 (c) Coupon rates for floating and adjustable rate securities reflect the rates in effect at period end.

 (d) Coupon is indexed to a floating interest rate which may be multiplied by a specified factor and/or subject to caps or floors.

 (e) Restricted securities - Investment in securities not registered under the Securities Act of 1933 (excluding 144A issues). At the end of the period, the value of restricted securities (excluding 144A issues) amounted to $4,362,858 or 0.2% of net assets.

 (f) Provides evidence of ownership in one or more underlying municipal bonds.

Additional information on each restricted holding is as follows:

Security	Acquisition Date	Acquisition Cost
Massachusetts Health & Edl. Facilities Auth. Rev. (Blood Research Institute Proj.) Series A, 6.5% 2/1/22	9/3/92	$4,075,306

Investment Valuation

All investments are categorized as Level 2 under the Fair Value Hierarchy. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. Additional information on valuation inputs is provided later in this section.

Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Security transactions are accounted for as of trade date. The Board of Trustees (the Board) has delegated the day to day responsibility for the valuation of the Fund's investments to the Fair Value Committee (the Committee) established by the Fund's investment adviser. In accordance with valuation policies and procedures approved by the Board, the Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with procedures adopted by the Board. Factors used in determining fair value vary by investment type and may include market or investment specific events, changes in interest rates and credit quality. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Fund’s valuation policies and procedures and reports to the Board on the Committee's activities and fair value determinations. The Board monitors the appropriateness of the procedures used in valuing the Fund's investments and ratifies the fair value determinations of the Committee. The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels: Level 1 - quoted prices in active markets for identical investments: Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds etc.): Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available). Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. Valuation techniques used to value the Fund's investments by major category are as follows:

Debt securities, including restricted securities, are valued based on evaluated prices received from third party pricing vendors or from brokers who make markets in such securities. Municipal securities are valued by pricing vendors who utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type or by broker supplied prices.

When independent prices are unavailable or unreliable, debt securities may be valued utilizing pricing methodologies which consider similar factors that would be used by third party pricing vendors. Debt securities are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances.

For additional information on the Fund's significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR LLC or an affiliate.

Quarterly Holdings Report
for

Fidelity® Massachusetts Municipal Money Market Fund

April 30, 2018

MFS-QTLY-0618
1.800343.114

Schedule of Investments April 30, 2018 (Unaudited)

Showing Percentage of Net Assets

Variable Rate Demand Note - 36.6%
	Principal Amount	Value
Alabama - 0.5%
Decatur Indl. Dev. Board Exempt Facilities Rev. (Nucor Steel Decatur LLC Proj.) Series 2003 A, 2% 5/7/18, VRDN (a)(b)	$6,800,000	$6,800,000
West Jefferson Indl. Dev. Series 2008, 1.9% 5/7/18, VRDN (a)	4,800,000	4,800,000
		11,600,000
Arkansas - 0.2%
Blytheville Indl. Dev. Rev. (Nucor Corp. Proj.):
Series 1998, 2% 5/7/18, VRDN (a)(b)	400,000	400,000
Series 2002, 1.96% 5/7/18, VRDN (a)(b)	1,900,000	1,900,000
Osceola Solid Waste Disp. Rev. (Plum Point Energy Associates, LLC Proj.) Series 2006, 1.81% 5/7/18, LOC Royal Bank of Scotland PLC, VRDN (a)(b)	2,700,000	2,700,000
		5,000,000
Connecticut - 0.3%
Connecticut Gen. Oblig. Series 2016 C, 1.83% 5/7/18 (Liquidity Facility Bank of America NA), VRDN (a)	6,000,000	6,000,000
Delaware - 0.1%
Delaware Econ. Dev. Auth. Rev. (Delmarva Pwr. & Lt. Co. Proj.) Series 1999 B, 1.85% 5/7/18, VRDN (a)(b)	2,400,000	2,400,000
Indiana - 0.4%
Indiana Dev. Fin. Auth. Envir. Rev. (PSI Energy Proj.):
Series 2003 A, 1.88% 5/7/18, VRDN (a)(b)	1,200,000	1,200,000
Series 2003 B, 1.85% 5/7/18, VRDN (a)(b)	2,000,000	2,000,000
Lawrenceburg Poll. Cont. Rev. (Indiana Michigan Pwr. Co. Proj.):
Series H, 1.9% 5/7/18, VRDN (a)	1,900,000	1,900,000
Series I, 1.9% 5/7/18, VRDN (a)	800,000	800,000
Michigan City Ltd. Oblig. Rev. (Palatek Proj.) 1.9% 5/7/18, LOC Comerica Bank, VRDN (a)(b)	2,500,000	2,500,000
		8,400,000
Iowa - 0.3%
Iowa Fin. Auth. Solid Waste Facilities (Mid-American Energy Co. Proj.) Series 2017, 1.81% 5/7/18, VRDN (a)(b)	6,000,000	6,000,000
Louisiana - 0.6%
Saint James Parish Gen. Oblig. (Nucor Steel Louisiana LLC Proj.):
Series 2010 A1, 1.92% 5/7/18, VRDN (a)	3,500,000	3,500,000
Series 2010 B1, 1.94% 5/7/18, VRDN (a)	10,600,000	10,600,000
		14,100,000
Massachusetts - 33.7%
Massachusetts Dept. of Trans. Metropolitan Hwy. Sys. Rev.:
Series 2010 A1, 1.72% 5/7/18, LOC Citibank NA, VRDN (a)	57,450,000	57,450,000
Series 2010 A2:
1.77% 5/7/18, LOC Barclays Bank PLC, VRDN (a)	18,965,000	18,965,000
1.77% 5/7/18, LOC Landesbank Hessen-Thuringen, VRDN (a)	4,940,000	4,940,000
Series 2010 A3, 1.82% 5/7/18, LOC Landesbank Hessen-Thuringen, VRDN (a)	31,700,000	31,700,000
Massachusetts Dev. Fin. Agcy. Indl. Dev. Rev.:
(Charm Sciences, Inc. Proj.) Series 1999 A, 1.98% 5/7/18, LOC Bank of America NA, VRDN (a)(b)	500,000	500,000
(Monkiewicz Realty Trust Proj.) 1.88% 5/7/18, LOC Bank of America NA, VRDN (a)(b)	1,080,000	1,080,000
Massachusetts Dev. Fin. Agcy. Multi-family Hsg. Rev. (Salem Heights Apts. Proj.) Series 2003 A, 1.75% 5/7/18, LOC Fed. Home Ln. Bank of Boston, VRDN (a)(b)	12,200,000	12,200,000
Massachusetts Dev. Fin. Agcy. Rev.:
(Babson College Proj.) Series 2008 A, 1.71% 5/7/18, LOC Bank of America NA, VRDN (a)	10,605,000	10,605,000
(Boston Univ. Proj.) Series U3, 1.72% 5/7/18, LOC Northern Trust Co., VRDN (a)	15,950,000	15,950,000
(Briarwood Retirement Cmnty. Proj.) Series 2004 A, 1.76% 5/7/18, LOC Manufacturers & Traders Trust Co., VRDN (a)	12,185,000	12,185,000
(Clark Univ. Proj.) 1.73% 5/7/18, LOC TD Banknorth, NA, VRDN (a)	28,800,000	28,800,000
(Fifteen-O-Five West Housatonic LLC Proj.) Series 2007, 1.79% 5/7/18, LOC HSBC Bank U.S.A., NA, VRDN (a)(b)	1,730,000	1,730,000
(Governor Dummer Academy Issues Proj.) Series 2006, 1.74% 5/7/18, LOC TD Banknorth, NA, VRDN (a)	3,895,000	3,895,000
(Seven Hills Foundation and Affiliates Proj.):
Series 2008 A, 1.73% 5/7/18, LOC TD Banknorth, NA, VRDN (a)	8,215,000	8,215,000
Series 2008 B, 1.73% 5/7/18, LOC TD Banknorth, NA, VRDN (a)	3,695,000	3,695,000
(Simmons College Proj.) Series G, 1.74% 5/7/18, LOC JPMorgan Chase Bank, VRDN (a)	43,255,000	43,255,000
(Wilber School Apts. Proj.) Series 2008 A, 1.76% 5/7/18, LOC Bank of America NA, VRDN (a)	7,640,000	7,640,000
Series 2001, 1.74% 5/7/18, LOC TD Banknorth, NA, VRDN (a)	3,270,000	3,270,000
Series 2006, 1.75% 5/7/18, LOC PNC Bank NA, VRDN (a)	22,935,000	22,935,000
Series 2010, 1.77% 5/7/18, LOC Manufacturers & Traders Trust Co., VRDN (a)	6,450,000	6,450,000
Massachusetts Gen. Oblig.:
(Central Artery Proj.) Series 2000 A, 1.67% 5/7/18 (Liquidity Facility Citibank NA), VRDN (a)	5,575,000	5,575,000
Series 2001 C, 1.75% 5/7/18 (Liquidity Facility Barclays Bank PLC), VRDN (a)	6,805,000	6,805,000
Massachusetts Health & Edl. Facilities Auth. Rev.:
(Baystate Health Sys. Proj.):
Series 2009 J1, 1.72% 5/7/18, LOC JPMorgan Chase Bank, VRDN (a)	35,000,000	35,000,000
Series 2009 K, 1.72% 5/7/18, LOC Bank of America NA, VRDN (a)	13,600,000	13,600,000
(CIL Realty of Massachusetts Proj.) Series 2007, 1.74% 5/7/18, LOC HSBC Bank U.S.A., NA, VRDN (a)	7,215,000	7,215,000
(Harvard Univ. Proj.) Series Y, 1.73% 5/7/18, VRDN (a)	25,275,000	25,275,000
(Massachusetts Institute of Technology Proj.):
Series 2001 J1, 1.66% 5/7/18, VRDN (a)	5,500,000	5,500,000
Series 2001 J2, 1.73% 5/7/18, VRDN (a)	93,275,000	93,275,000
(Northeast Hosp. Corp. Proj.) Series 2004 G, 1.79% 5/7/18, LOC JPMorgan Chase Bank, VRDN (a)	34,540,000	34,540,000
(Southcoast Health Sys. Obligated Group Proj.) Series 2008 C, 1.74% 5/7/18, LOC TD Banknorth, NA, VRDN (a)	6,000,000	6,000,000
(Williams College Proj.) Series I, 1.73% 5/7/18, VRDN (a)	10,496,000	10,496,000
Series 2009 O-1, 1.8% 5/7/18, LOC Fed. Home Ln. Bank of Boston, VRDN (a)	15,030,000	15,030,000
Massachusetts Hsg. Fin. Agcy. Hsg. Rev. (Princeton Westford Proj.) Series 2015 A, 1.79% 5/7/18, LOC Bank of America NA, VRDN (a)	13,700,000	13,700,000
Massachusetts Hsg. Fin. Agcy. Multi-Family Rev. Series 2013 F, 1.78% 5/7/18, LOC TD Banknorth, NA, VRDN (a)(b)	25,295,000	25,295,000
Massachusetts Indl. Fin. Agcy. Rev. (Governor Dummer Academy Proj.) Series 1996, 1.74% 5/7/18, LOC TD Banknorth, NA, VRDN (a)	5,400,000	5,400,000
Massachusetts Wtr. Resources Auth. Wtr. & Swr. Rev.:
Series 1999 B, 1.81% 5/7/18, LOC Landesbank Hessen-Thuringen, VRDN (a)	1,500,000	1,500,000
Series 2008 C2, 1.7% 5/7/18 (Liquidity Facility Barclays Bank PLC), VRDN (a)	2,300,000	2,300,000
Univ. of Massachusetts Bldg. Auth. Facilities Rev. Series 2008 1, 1.74% 5/7/18 (Liquidity Facility Barclays Bank PLC), VRDN (a)	108,415,000	108,415,000
FHLMC Massachusetts Dev. Fin. Agcy. Multi-family Hsg. Rev.:
(Archstone Reading Apts. Proj.) Series 2004 A, 1.83% 5/7/18, LOC Freddie Mac, VRDN (a)(b)	24,840,000	24,840,000
(Tammy Brook Apts. Proj.) Series 2009, 1.76% 5/7/18, LOC Freddie Mac, VRDN (a)	5,920,000	5,920,000
FNMA Massachusetts Dev. Fin. Agcy. Multi-family Hsg. Rev. (Avalon Acton Apts. Proj.) Series 2006, 1.8% 5/7/18, LOC Fannie Mae, VRDN (a)(b)	45,000,000	45,000,000
		786,141,000
Nebraska - 0.1%
Stanton County Indl. Dev. Rev. (Nucor Corp. Proj.) Series 1996, 2% 5/7/18, VRDN (a)(b)	3,400,000	3,400,000
North Carolina - 0.0%
Hertford County Indl. Facilities Poll. Cont. Fing. Auth. (Nucor Corp. Proj.) Series 2000 A, 1.96% 5/7/18, VRDN (a)(b)	1,000,000	1,000,000
West Virginia - 0.4%
West Virginia Econ. Dev. Auth. Solid Waste Disp. Facilities Rev.:
(Appalachian Pwr. Co. - Amos Proj.) Series 2008 B, 1.88% 5/7/18, VRDN (a)(b)	5,800,000	5,800,000
(Appalachian Pwr. Co.- Mountaineer Proj.) Series 2008 A, 1.89% 5/7/18, VRDN (a)(b)	3,100,000	3,100,000
		8,900,000
Wyoming - 0.0%
Converse County Envir. Impt. Rev. Series 1995, 1.85% 5/7/18, VRDN (a)(b)	1,000,000	1,000,000
TOTAL VARIABLE RATE DEMAND NOTE
(Cost $853,941,000)		853,941,000

Tender Option Bond - 28.7%
Illinois - 0.4%
Chicago Board of Ed. Participating VRDN:
Series Floaters 003, 2% 6/11/18 (Liquidity Facility Barclays Bank PLC) (a)(c)(d)	6,395,000	6,395,000
Series Floaters 006, 2% 6/11/18 (Liquidity Facility Barclays Bank PLC) (a)(c)(d)	4,100,000	4,100,000
		10,495,000
Massachusetts - 28.2%
Billerica Gen. Oblig. Bonds Series Solar 17 0027, SIFMA Municipal Swap Index + 0.150% 1.9%, tender 5/10/18 (Liquidity Facility U.S. Bank NA, Cincinnati) (a)(c)(e)	3,400,000	3,400,000
Massachusetts Clean Wtr. Trust Bonds:
Series Clipper 05 36, SIFMA Municipal Swap Index + 0.040% 1.8%, tender 5/3/18 (Liquidity Facility State Street Bank & Trust Co., Boston) (a)(c)(e)	6,105,000	6,105,000
Series Clipper 09 30, SIFMA Municipal Swap Index + 0.180% 1.93%, tender 6/7/18 (Liquidity Facility State Street Bank & Trust Co., Boston) (a)(c)(d)(e)	12,200,000	12,200,000
Massachusetts Commonwealth Trans. Fund Rev. Participating VRDN:
Series 2016 20, SIFMA Municipal Swap Index + 0.050% 1.7% 5/1/18 (Liquidity Facility U.S. Bank NA, Cincinnati) (a)(c)(e)	18,825,000	18,825,000
Series Floaters XF 06 10, 1.78% 5/7/18 (Liquidity Facility JPMorgan Chase Bank) (a)(c)	2,900,000	2,900,000
Massachusetts Dev. Fin. Agcy. Participating VRDN Series Floaters XM 03 68, 1.78% 5/7/18 (Liquidity Facility JPMorgan Chase Bank) (a)(c)	11,800,000	11,800,000
Massachusetts Dev. Fin. Agcy. Rev.:
Bonds Series WF 10 56C, SIFMA Municipal Swap Index + 0.280% 2.03%, tender 7/26/18 (Liquidity Facility Wells Fargo Bank NA) (a)(c)(d)(e)	19,785,000	19,785,000
Participating VRDN:
Series 15 XF0245, 1.78% 5/7/18 (Liquidity Facility JPMorgan Chase Bank) (a)(c)	8,135,000	8,135,000
Series 2016 XF2207, 1.77% 5/7/18 (Liquidity Facility Citibank NA) (a)(c)	750,000	750,000
Series 2016 XM0136, 1.78% 5/7/18 (Liquidity Facility JPMorgan Chase Bank) (a)(c)(f)	3,750,000	3,750,000
Series 2016 XM0137, 1.78% 5/7/18 (Liquidity Facility JPMorgan Chase Bank) (a)(c)	2,865,000	2,865,000
Series Floaters ZF 06 04, 1.78% 5/7/18 (Liquidity Facility JPMorgan Chase Bank) (a)(c)	1,500,000	1,500,000
Series Floaters ZM 05 72, 1.78% 5/7/18 (Liquidity Facility JPMorgan Chase Bank) (a)(c)	2,500,000	2,500,000
Series MS 3373, 1.78% 5/7/18 (Liquidity Facility Morgan Stanley Bank, West Valley City Utah) (a)(c)	7,100,000	7,100,000
Series MS 3389X, 1.78% 5/7/18 (Liquidity Facility Morgan Stanley Bank, West Valley City Utah) (a)(c)	2,500,000	2,500,000
Series ROC II R 11999X, 1.77% 5/7/18 (Liquidity Facility Citibank NA) (a)(c)	6,785,000	6,785,000
Massachusetts Edl. Fing. Auth. Rev. Participating VRDN Series Floaters XG 01 39, 1.84% 5/7/18 (Liquidity Facility Citibank NA) (a)(b)(c)	13,055,000	13,055,000
Massachusetts Gen. Oblig.:
Bonds:
Series Clipper 09 37, SIFMA Municipal Swap Index + 0.180% 1.93%, tender 6/7/18 (Liquidity Facility State Street Bank & Trust Co., Boston) (a)(c)(d)(e)	36,075,000	36,075,000
Series Clipper 09 67, SIFMA Municipal Swap Index + 0.050% 1.8%, tender 5/3/18 (Liquidity Facility State Street Bank & Trust Co., Boston) (a)(c)(e)	85,000,000	85,000,000
Series Clipper 09 69, SIFMA Municipal Swap Index + 0.180% 1.93%, tender 6/7/18 (Liquidity Facility State Street Bank & Trust Co., Boston) (a)(c)(d)(e)	38,156,000	38,156,000
Participating VRDN:
Series 16 XM0221, 1.78% 5/7/18 (Liquidity Facility JPMorgan Chase Bank) (a)(c)	1,300,000	1,300,000
Series Floaters E 116, 1.78% 5/7/18 (Liquidity Facility Royal Bank of Canada) (a)(c)	19,540,000	19,540,000
Series Floaters XF 05 28, 1.79% 5/7/18 (Liquidity Facility Toronto-Dominion Bank) (a)(c)	2,385,000	2,385,000
Series Floaters XF 05 30, 1.79% 5/7/18 (Liquidity Facility Toronto-Dominion Bank) (a)(c)	2,830,000	2,830,000
Series Floaters XM 03 72, 1.78% 5/7/18 (Liquidity Facility JPMorgan Chase Bank) (a)(c)	6,650,000	6,650,000
Series Floaters XM 04 28, 1.78% 5/7/18 (Liquidity Facility JPMorgan Chase Bank) (a)(c)	7,500,000	7,500,000
Series Floaters ZM 05 79, 1.78% 5/7/18 (Liquidity Facility Morgan Stanley Bank, West Valley City Utah) (a)(c)	2,235,000	2,235,000
Massachusetts Health & Edl. Facilities Auth. Participating VRDN Series XL 00 17, 1.78% 5/7/18 (Liquidity Facility Barclays Bank PLC) (a)(c)	10,785,000	10,785,000
Massachusetts Health & Edl. Facilities Auth. Rev.:
Bonds Series Clipper 09 39, SIFMA Municipal Swap Index + 0.050% 1.8%, tender 5/3/18 (Liquidity Facility State Street Bank & Trust Co., Boston) (a)(c)(e)	15,450,000	15,450,000
Participating VRDN:
Series 16 XM0217, 1.78% 5/7/18 (Liquidity Facility JPMorgan Chase Bank) (a)(c)	41,800,000	41,800,000
Series Floaters XF 00 47, 1.78% 5/7/18 (Liquidity Facility JPMorgan Chase Bank) (a)(c)	9,600,000	9,600,000
Massachusetts Health and Edl. Facilities Auth. Rev. Participating VRDN Series 2017, 1.78% 5/7/18 (Liquidity Facility JPMorgan Chase Bank) (a)(c)	11,175,000	11,175,000
Massachusetts School Bldg. Auth. Dedicated Sales Tax Rev. Participating VRDN:
Series 16 ZM0173, 1.78% 5/7/18 (Liquidity Facility Royal Bank of Canada) (a)(c)	10,000,000	10,000,000
Series EGL 14 C031A, 1.78% 5/7/18 (Liquidity Facility Citibank NA) (a)(c)	14,875,000	14,875,000
Series EGL 15 0004, 1.78% 5/7/18 (Liquidity Facility Citibank NA) (a)(c)	57,460,000	57,460,000
Series EGL 15 001, 1.78% 5/7/18 (Liquidity Facility Citibank NA) (a)(c)	51,710,000	51,710,000
Series EGL 15 002, 1.78% 5/7/18 (Liquidity Facility Citibank NA) (a)(c)	52,000,000	52,000,000
Series EGL 15 003, 1.78% 5/7/18 (Liquidity Facility Citibank NA) (a)(c)	48,340,000	48,340,000
Massachusetts Wtr. Resources Auth. Participating VRDN Series XM 02 87, 1.78% 5/7/18 (Liquidity Facility JPMorgan Chase Bank) (a)(c)	2,200,000	2,200,000
Univ. of Massachusetts Bldg. Auth. Facilities Rev. Participating VRDN Series XL 0042, 1.78% 5/7/18 (Liquidity Facility Morgan Stanley Bank, West Valley City Utah) (a)(c)	8,380,000	8,380,000
		659,401,000
New Jersey - 0.1%
New Jersey St. Trans. Trust Fund Auth. Participating VRDN Series Floaters 16 XF1059, 1.92% 5/7/18 (Liquidity Facility Deutsche Bank AG New York Branch) (a)(c)	1,400,000	1,400,000
TOTAL TENDER OPTION BOND
(Cost $671,296,000)		671,296,000

Other Municipal Security - 25.5%
Georgia - 0.6%
Main Street Natural Gas, Inc. Georgia Gas Proj. Rev. Bonds Series 2010 A1, SIFMA Municipal Swap Index + 0.100% 1.85%, tender 8/1/18 (Liquidity Facility Royal Bank of Canada) (a)(e)	13,615,000	13,615,000
Kentucky - 0.1%
Jefferson County Poll. Cont. Rev. Bonds Series 2001 A, 1.76% tender 5/16/18, CP mode	1,600,000	1,600,000
Massachusetts - 24.8%
Avon Gen. Oblig. BAN Series 2017, 2.25% 9/28/18	3,100,000	3,115,125
Boston Wtr. & Swr. Commission Rev. Series A, 1.66% 6/11/18, LOC State Street Bank & Trust Co., Boston, CP	12,000,000	12,000,000
Bourne Gen. Oblig. BAN Series 2018 A, 3% 11/15/18	2,471,053	2,489,541
Brookline Gen. Oblig. BAN Series 2018, 2.5% 3/29/19	4,625,000	4,664,755
Chicopee Gen. Oblig. BAN Series 2017, 2.25% 10/5/18	3,750,000	3,767,857
Framingham Gen. Oblig. Bonds Series 2017, 5% 12/1/18	3,081,000	3,148,825
Franklin Gen. Oblig. BAN:
Series 2017, 2% 5/18/18	3,460,000	3,461,447
Series 2018, 3% 5/17/19 (g)	3,300,000	3,337,785
Gloucester Gen. Oblig. BAN Series 2018, 2.5% 9/21/18	6,769,000	6,799,380
Harwich BAN Series 2017, 2% 7/13/18	7,750,000	7,761,099
Hingham Gen. Oblig. BAN Series 2017, 2% 5/17/18	3,778,243	3,779,702
Massachusetts Bay Trans. Auth. Sales Tax Rev. Bonds Series 2006 C, 5% 7/1/18 (Pre-Refunded to 7/1/18 @ 100)	3,200,000	3,219,170
Massachusetts Clean Wtr. Trust Bonds Series 2004 A, 5.25% 8/1/18	3,200,000	3,229,982
Massachusetts Dev. Fin. Agcy. Series 5, 1.64% 5/31/18, LOC TD Banknorth, NA, CP	3,184,000	3,184,000
Massachusetts Dev. Fin. Agcy. Elec. Util. Rev. Bonds Series 2018, 1.9% tender 5/2/18 (Massachusetts Elec. Co. Guaranteed), CP mode (b)	13,300,000	13,300,000
Massachusetts Dev. Fin. Agcy. Electrical Utils. Rev. Bonds Series 05, 1.78% tender 5/21/18 (Massachusetts Elec. Co. Guaranteed), CP mode (b)	23,000,000	23,000,000
Massachusetts Edl. Fing. Auth. Rev. Bonds:
Series 2013, 5% 7/1/18 (b)	5,000,000	5,032,451
Series 2014 I:
3% 1/1/19 (b)	1,595,000	1,606,061
5% 1/1/19 (b)	1,120,000	1,142,578
Massachusetts Fed. Hwy. Bonds:
(Accelerated Bridge Prog.) Series 2013 A, 4% 6/15/18	900,000	902,934
Series 2014 A, 5% 6/15/18	1,500,000	1,506,536
Massachusetts Gen. Oblig.:
Bonds:
Series 2008 A, 5% 8/1/18 (Pre-Refunded to 8/1/18 @ 100)	2,900,000	2,927,983
Series 2015 C, 5% 7/1/18	905,000	910,185
RAN:
Series 2017 B, 2% 5/21/18	19,015,000	19,023,410
Series C, 2% 6/25/18	35,930,000	35,962,801
Massachusetts Health & Edl. Facilities Auth. Rev. Bonds:
(CareGroup, Inc. Proj.) Series 2008 E1:
5% 7/1/18 (Pre-Refunded to 7/1/18 @ 100)	2,000,000	2,012,457
5.125% 7/1/18 (Pre-Refunded to 7/1/18 @ 100)	1,745,000	1,755,962
5.375% 7/1/18 (Pre-Refunded to 7/1/18 @ 100)	6,975,000	7,021,692
(Caregroup, Inc., MA. Proj.) Series 2008 B-1, 5.375% 8/1/18 (Pre-Refunded to 8/1/18 @ 100)	2,200,000	2,222,132
(Massachusetts Institute of Technology Proj.) Series 2008 O, 6% 7/1/18 (Pre-Refunded to 7/1/18 @ 100)	8,815,000	8,883,884
Series 2008 H1:
1.26% tender 5/2/18, CP mode	10,000,000	10,000,000
1.28% tender 5/16/18, CP mode	9,200,000	9,200,000
Series 2008 H2:
1.28% tender 5/21/18, CP mode	12,885,000	12,885,000
1.33% tender 5/22/18, CP mode	12,900,000	12,900,000
Series 2008, 5.25% 7/1/18 (Pre-Refunded to 7/1/18 @ 100)	3,400,000	3,422,250
Series H1:
1.64% tender 6/4/18, CP mode	9,000,000	9,000,000
1.65% tender 6/6/18, CP mode	8,000,000	8,000,000
1.65% tender 6/7/18, CP mode	9,700,000	9,700,000
Series H2:
1.58% tender 6/5/18, CP mode	8,000,000	8,000,000
1.6% tender 6/1/18, CP mode	9,000,000	9,000,000
Massachusetts Port Auth. Rev.:
Bonds Series 2017 A, 5% 7/1/18 (b)	5,565,000	5,600,003
Series 12A, 1.2% 6/6/18, LOC TD Banknorth, NA, CP	7,900,000	7,900,000
Series 12B:
1.24% 6/6/18, LOC TD Banknorth, NA, CP (b)	25,000,000	25,000,000
1.38% 5/9/18, LOC TD Banknorth, NA, CP (b)	26,000,000	26,000,000
1.4% 9/14/18, LOC TD Banknorth, NA, CP (b)	26,600,000	26,600,000
1.45% 9/14/18, LOC TD Banknorth, NA, CP (b)	1,000,000	1,000,000
Series B, 1.75% 8/9/18, LOC TD Banknorth, NA, CP (b)	24,000,000	24,000,000
Massachusetts Wtr. Resources Auth. Wtr. & Swr. Rev.:
Bonds Series 2006 B:
5% 8/1/18 (Pre-Refunded to 8/1/18 @ 100)	1,435,000	1,447,835
5% 8/1/18 (Pre-Refunded to 8/1/18 @ 100)	2,250,000	2,270,534
Series 16:
1.25% 6/4/18, LOC TD Banknorth, NA, CP	8,700,000	8,700,000
1.3% 6/4/18, LOC TD Banknorth, NA, CP	23,600,000	23,600,000
Series 99:
1.3% 5/30/18, LOC State Street Bank & Trust Co., Boston, CP	6,400,000	6,400,000
1.66% 5/30/18, LOC State Street Bank & Trust Co., Boston, CP	24,000,000	24,000,000
Middleborough Gen. Oblig. BAN:
Series 2017, 2% 10/5/18	5,052,777	5,073,198
Series 2018, 2.5% 10/5/18	10,685,000	10,734,823
Millis Gen. Oblig. BAN Series 2017, 3% 12/21/18	9,300,000	9,389,254
Milton Gen. Oblig. BAN Series 2018, 2.25% 8/30/18	2,900,000	2,907,578
Nantucket Gen. Oblig. BAN Series B, 2% 6/1/18	8,684,458	8,690,990
North Reading Gen. Oblig. BAN Series 2017, 2% 6/14/18	5,600,000	5,604,629
Orleans Gen. Oblig. Anticipation Notes BAN Series 2018, 2.5% 2/8/19	5,400,000	5,443,747
Peabody Gen. Oblig. BAN Series 2018, 2.5% 3/22/19	3,560,000	3,589,942
Scituate Gen. Oblig. BAN Series 2018, 3% 2/1/19	10,100,000	10,217,401
Southborough BAN Series 2017, 1.3% 5/18/18	3,300,000	3,300,075
Stow Gen. Oblig. BAN Series 2018, 3% 5/1/19 (g)	6,105,000	6,173,925
Topsfield Gen. Oblig. BAN:
Series 2017, 2.25% 10/19/18	1,500,000	1,507,498
Series 2018, 3% 3/8/19	3,900,000	3,946,450
Westfield Gen. Oblig. BAN Series 2017, 2.25% 10/31/18	3,800,000	3,821,662
Weston Gen. Oblig. BAN Series 2018, 2.5% 2/1/19	3,200,000	3,217,049
Weymouth Gen. Oblig. BAN Series 2018, 3% 3/14/19	12,240,000	12,400,199
Winchester Gen. Oblig. BAN Series 2017, 2% 6/27/18	13,367,000	13,387,757
Woburn Gen. Oblig. BAN Series 2018, 2.5% 9/28/18	5,445,000	5,465,664
		580,667,197
New Hampshire - 0.0%
New Hampshire Bus. Fin. Auth. Poll. Cont. Rev. Bonds Series A1, 1.9% tender 5/2/18, CP mode (b)	700,000	700,000
TOTAL OTHER MUNICIPAL SECURITY
(Cost $596,582,197)		596,582,197
	Shares	Value

Investment Company - 9.4%
Fidelity Municipal Cash Central Fund, 1.76% (h)(i)
(Cost $218,888,938)	218,881,434	218,888,938
TOTAL INVESTMENT IN SECURITIES - 100.2%
(Cost $2,340,708,135)		2,340,708,135
NET OTHER ASSETS (LIABILITIES) - (0.2)%		(5,338,189)
NET ASSETS - 100%		$2,335,369,946

Security Type Abbreviations

BAN – BOND ANTICIPATION NOTE

CP – COMMERCIAL PAPER

RAN – REVENUE ANTICIPATION NOTE

VRDN – VARIABLE RATE DEMAND NOTE (A debt instrument that is payable upon demand, either daily, weekly or monthly)

The date shown for securities represents the date when principal payments must be paid, taking into account any call options exercised by the issuer and any permissible maturity shortening features other than interest rate resets.

Legend

 (a) Coupon rates for floating and adjustable rate securities reflect the rates in effect at period end.

 (b) Private activity obligations whose interest is subject to the federal alternative minimum tax for individuals.

 (c) Provides evidence of ownership in one or more underlying municipal bonds.

 (d) Restricted securities - Investment in securities not registered under the Securities Act of 1933 (excluding 144A issues). At the end of the period, the value of restricted securities (excluding 144A issues) amounted to $116,711,000 or 5.0% of net assets.

 (e) Coupon is indexed to a floating interest rate which may be multiplied by a specified factor and/or subject to caps or floors.

 (f) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $3,750,000 or 0.2% of net assets.

 (g) Security or a portion of the security purchased on a delayed delivery or when-issued basis.

 (h) Information in this report regarding holdings by state and security types does not reflect the holdings of the Fidelity Municipal Cash Central Fund.

 (i) Affiliated fund that is available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

Additional information on each restricted holding is as follows:

Security	Acquisition Date	Cost
Chicago Board of Ed. Participating VRDN Series Floaters 003, 2% 5/3/18 (Liquidity Facility Barclays Bank PLC)	2/1/18 - 3/5/18	$6,395,000
Chicago Board of Ed. Participating VRDN Series Floaters 006, 2% 5/3/18 (Liquidity Facility Barclays Bank PLC)	3/1/18	$4,100,000
Massachusetts Clean Wtr. Trust Bonds Series Clipper 09 30, SIFMA Municipal Swap Index + 0.180% 1.93%, tender 6/7/18 (Liquidity Facility State Street Bank & Trust Co., Boston)	5/1/08 - 3/18/15	$12,200,000
Massachusetts Dev. Fin. Agcy. Rev. Bonds Series WF 10 56C, SIFMA Municipal Swap Index + 0.280% 2.03%, tender 7/26/18 (Liquidity Facility Wells Fargo Bank NA)	12/23/10 - 8/4/11	$19,785,000
Massachusetts Gen. Oblig. Bonds Series Clipper 09 37, SIFMA Municipal Swap Index + 0.180% 1.93%, tender 6/7/18 (Liquidity Facility State Street Bank & Trust Co., Boston)	2/15/07 - 5/1/08	$36,075,000
Massachusetts Gen. Oblig. Bonds Series Clipper 09 69, SIFMA Municipal Swap Index + 0.180% 1.93%, tender 6/7/18 (Liquidity Facility State Street Bank & Trust Co., Boston)	9/28/16	$38,156,000

Affiliated Central Funds

Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:

Fund	Income earned
Fidelity Municipal Cash Central Fund	$721,749
Total	$721,749

Amounts in the income column in the above table exclude any capital gain distributions from underlying funds.

Investment Valuation

All investments are categorized as Level 2 under the Fair Value Hierarchy. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. Additional information on valuation inputs is provided later in this section.

Security transactions are accounted for as of trade date. The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels: Level 1 - quoted prices in active markets for identical investments: Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds etc.): Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available).

As permitted by compliance with certain conditions under Rule 2a-7 of the 1940 Act, securities are valued at amortized cost, which approximates fair value. The amortized cost of an instrument is determined by valuing it at its original cost and thereafter amortizing any discount or premium from its face value at a constant rate until maturity. Securities held by a money market fund are generally high quality and liquid; however, they are reflected as Level 2 because the inputs used to determine fair value are not quoted prices in an active market.

For additional information on the Fund's significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR LLC or an affiliate.

Quarterly Holdings Report
for

Fidelity® Massachusetts AMT Tax-Free Money Market Fund

April 30, 2018

SMA-QTLY-0618
1.800350.114

Schedule of Investments April 30, 2018 (Unaudited)

Showing Percentage of Net Assets

Variable Rate Demand Note - 47.8%
	Principal Amount	Value
Alabama - 0.2%
Mobile Indl. Dev. Board Poll. Cont. Rev. (Alabama Pwr. Co. Barry Plant Proj.) Series 2007 C, 1.9% 5/7/18, VRDN (a)	$900,000	$900,000
West Jefferson Indl. Dev. Series 2008, 1.9% 5/7/18, VRDN (a)	1,500,000	1,500,000
		2,400,000
Alaska - 0.3%
Valdez Marine Term. Rev. (Phillips Trans. Alaska, Inc. Proj.) Series 1994 C, 1.83% 5/7/18, VRDN (a)	3,800,000	3,800,000
Arizona - 0.2%
Maricopa County Poll. Cont. Rev. (Arizona Pub. Svc. Co. Palo Verde Proj.) Series 2009 A, 1.83% 5/7/18, VRDN (a)	2,250,000	2,250,000
Connecticut - 0.4%
Connecticut Gen. Oblig. Series 2016 C, 1.83% 5/7/18 (Liquidity Facility Bank of America NA), VRDN (a)	6,100,000	6,100,000
Delaware - 0.0%
Delaware Econ. Dev. Auth. Rev. (Delmarva Pwr. & Lt. Co. Proj.):
Series 1993 C, 1.85% 5/7/18, VRDN (a)	100,000	100,000
Series 1999 A, 1.8% 5/7/18, VRDN (a)	200,000	200,000
		300,000
Indiana - 0.0%
Lawrenceburg Poll. Cont. Rev. (Indiana Michigan Pwr. Co. Proj.):
Series H, 1.9% 5/7/18, VRDN (a)	400,000	400,000
Series I, 1.9% 5/7/18, VRDN (a)	300,000	300,000
		700,000
Louisiana - 0.3%
Saint James Parish Gen. Oblig. (Nucor Steel Louisiana LLC Proj.):
Series 2010 A1, 1.92% 5/7/18, VRDN (a)	1,500,000	1,500,000
Series 2010 B1, 1.94% 5/7/18, VRDN (a)	3,480,000	3,480,000
		4,980,000
Massachusetts - 46.4%
Boston Wtr. & Swr. Commission Rev. Series 1994 A, 1.73% 5/7/18, LOC State Street Bank & Trust Co., Boston, VRDN (a)	10,705,000	10,705,000
Massachusetts Dept. of Trans. Metropolitan Hwy. Sys. Rev.:
Series 2010 A1, 1.72% 5/7/18, LOC Citibank NA, VRDN (a)	26,350,000	26,350,000
Series 2010 A2:
1.77% 5/7/18, LOC Barclays Bank PLC, VRDN (a)	39,075,000	39,075,000
1.77% 5/7/18, LOC Landesbank Hessen-Thuringen, VRDN (a)	24,245,000	24,245,000
Series 2010 A3, 1.82% 5/7/18, LOC Landesbank Hessen-Thuringen, VRDN (a)	24,750,000	24,750,000
Massachusetts Dev. Fin. Agcy. Rev.:
(Babson College Proj.) Series 2008 A, 1.71% 5/7/18, LOC Bank of America NA, VRDN (a)	11,580,000	11,580,000
(Boston Univ. Proj.):
Series U-6C, 1.53% 5/1/18, LOC TD Banknorth, NA, VRDN (a)	1,800,000	1,800,000
Series U3, 1.72% 5/7/18, LOC Northern Trust Co., VRDN (a)	33,950,000	33,950,000
(Briarwood Retirement Cmnty. Proj.) Series 2004 A, 1.76% 5/7/18, LOC Manufacturers & Traders Trust Co., VRDN (a)	3,240,000	3,240,000
(Clark Univ. Proj.) 1.73% 5/7/18, LOC TD Banknorth, NA, VRDN (a)	5,000,000	5,000,000
(Governor Dummer Academy Issues Proj.) Series 2006, 1.74% 5/7/18, LOC TD Banknorth, NA, VRDN (a)	4,295,000	4,295,000
(ISO New England, Inc. Proj.) Series 2005, 1.72% 5/7/18, LOC TD Banknorth, NA, VRDN (a)	23,550,000	23,550,000
(Partners HealthCare Sys. Proj.):
Series 2011 K2, 1.73% 5/7/18 (Liquidity Facility Barclays Bank PLC), VRDN (a)	1,300,000	1,300,000
Series 2014 M1, 1.61% 5/1/18, LOC U.S. Bank NA, Cincinnati, VRDN (a)	2,550,000	2,550,000
(Simmons College Proj.) Series G, 1.74% 5/7/18, LOC JPMorgan Chase Bank, VRDN (a)	4,655,000	4,655,000
(Wilber School Apts. Proj.) Series 2008 A, 1.76% 5/7/18, LOC Bank of America NA, VRDN (a)	800,000	800,000
(Worcester Polytechnic Institute Proj.) Series 2008 A, 1.75% 5/7/18, LOC TD Banknorth, NA, VRDN (a)	35,050,000	35,050,000
Series 2006:
1.72% 5/7/18, LOC TD Banknorth, NA, VRDN (a)	3,265,000	3,265,000
1.75% 5/7/18, LOC PNC Bank NA, VRDN (a)	3,045,000	3,045,000
Series 2010, 1.77% 5/7/18, LOC Manufacturers & Traders Trust Co., VRDN (a)	940,000	940,000
Series 2014 M2, 1.73% 5/7/18, LOC Bank of New York, New York, VRDN (a)	4,425,000	4,425,000
Massachusetts Gen. Oblig.:
(Central Artery Proj.) Series 2000 A, 1.67% 5/7/18 (Liquidity Facility Citibank NA), VRDN (a)	3,400,000	3,400,000
Series 2001 C, 1.75% 5/7/18 (Liquidity Facility Barclays Bank PLC), VRDN (a)	29,245,000	29,245,000
Series 2006 A, 1.53% 5/1/18 (Liquidity Facility Barclays Bank PLC), VRDN (a)	25,440,000	25,440,000
Massachusetts Health & Edl. Facilities Auth. Rev.:
(Amherst College Proj.):
Series 2005 I, 1.71% 5/7/18, VRDN (a)	21,550,000	21,550,000
Series 2005 J1, 1.71% 5/7/18, VRDN (a)	28,950,000	28,950,000
Series 2005 J2, 1.51% 5/1/18, VRDN (a)	7,950,000	7,950,000
(Baystate Health Sys. Proj.):
Series 2009 J1, 1.72% 5/7/18, LOC JPMorgan Chase Bank, VRDN (a)	10,000,000	10,000,000
Series 2009 J2, 1.5% 5/1/18, LOC JPMorgan Chase Bank, VRDN (a)	27,405,000	27,405,000
Series 2009 K, 1.72% 5/7/18, LOC Bank of America NA, VRDN (a)	9,950,000	9,950,000
(Boston Univ. Proj.) Series H, 1.75% 5/7/18, LOC State Street Bank & Trust Co., Boston, VRDN (a)	18,475,000	18,475,000
(CIL Realty of Massachusetts Proj.) Series 2007, 1.74% 5/7/18, LOC HSBC Bank U.S.A., NA, VRDN (a)	800,000	800,000
(Harvard Univ. Proj.):
Series R, 1.45% 5/1/18, VRDN (a)	11,710,000	11,710,000
Series Y, 1.73% 5/7/18, VRDN (a)	9,515,000	9,515,000
(Henry Heywood Memorial Hosp. Proj.):
Series 2008 C, 1.54% 5/1/18, LOC TD Banknorth, NA, VRDN (a)	3,300,000	3,300,000
Series 2009 C, 1.54% 5/1/18, LOC TD Banknorth, NA, VRDN (a)	7,190,000	7,190,000
(Massachusetts Institute of Technology Proj.):
Series 2001 J1, 1.66% 5/7/18, VRDN (a)	42,595,000	42,595,000
Series 2001 J2, 1.73% 5/7/18, VRDN (a)	18,225,000	18,225,000
(Northeast Hosp. Corp. Proj.) Series 2004 G, 1.79% 5/7/18, LOC JPMorgan Chase Bank, VRDN (a)	8,735,000	8,735,000
(Southcoast Health Sys. Obligated Group Proj.) Series 2008 C, 1.74% 5/7/18, LOC TD Banknorth, NA, VRDN (a)	30,540,000	30,540,000
(Williams College Proj.):
Series I, 1.73% 5/7/18, VRDN (a)	9,586,000	9,586,000
Series J, 1.71% 5/7/18, VRDN (a)	24,821,000	24,821,000
Massachusetts Indl. Fin. Agcy. Indl. Dev. Rev. 1.72% 5/7/18, LOC TD Banknorth, NA, VRDN (a)	2,900,000	2,900,000
Massachusetts Indl. Fin. Agcy. Rev.:
(Governor Dummer Academy Proj.) Series 1996, 1.74% 5/7/18, LOC TD Banknorth, NA, VRDN (a)	700,000	700,000
(Society for the Prevention of Cruelty to Animals Proj.) Series 1997, 1.75% 5/7/18, LOC TD Banknorth, NA, VRDN (a)	1,885,000	1,885,000
Massachusetts Wtr. Resources Auth. Wtr. & Swr. Rev. Series 2008 C2, 1.7% 5/7/18 (Liquidity Facility Barclays Bank PLC), VRDN (a)	2,075,000	2,075,000
Univ. of Massachusetts Bldg. Auth. Facilities Rev. Series 2008 1, 1.74% 5/7/18 (Liquidity Facility Barclays Bank PLC), VRDN (a)	56,525,000	56,525,000
FHLMC Massachusetts Dev. Fin. Agcy. Multi-family Hsg. Rev. (Tammy Brook Apts. Proj.) Series 2009, 1.76% 5/7/18, LOC Freddie Mac, VRDN (a)	3,400,000	3,400,000
		681,437,000
Wyoming - 0.0%
Lincoln County Poll. Cont. Rev. (PacifiCorp Proj.) Series 1994, 1.8% 5/7/18, VRDN (a)	200,000	200,000
Sweetwater County Poll. Cont. Rev. (PacifiCorp Proj.) Series 1992 A, 1.78% 5/7/18, VRDN (a)	500,000	500,000
		700,000
TOTAL VARIABLE RATE DEMAND NOTE
(Cost $702,667,000)		702,667,000

Tender Option Bond - 19.2%
California - 0.0%
Dignity Health Participating VRDN Series 17 04, SIFMA Municipal Swap Index + 0.160% 1.91% 6/11/18 (Liquidity Facility Barclays Bank PLC) (a)(b)(c)(d)	595,000	595,000
Colorado - 0.0%
Denver City & County Arpt. Rev. Participating VRDN Series Floaters XF 10 36, 1.81% 5/7/18 (Liquidity Facility Deutsche Bank AG New York Branch) (a)(b)	300,000	300,000
Florida - 0.2%
Central Florida Expressway Bonds Series Floaters E 62, SIFMA Municipal Swap Index + 0.170% 1.92%, tender 7/2/18 (Liquidity Facility Royal Bank of Canada) (a)(b)(c)(d)	3,300,000	3,300,000
Illinois - 0.8%
Chicago Board of Ed. Participating VRDN:
Series Floaters 003, 2% 6/11/18 (Liquidity Facility Barclays Bank PLC) (a)(b)(c)	6,400,000	6,400,000
Series Floaters 006, 2% 6/11/18 (Liquidity Facility Barclays Bank PLC) (a)(b)(c)	3,900,000	3,900,000
Chicago Transit Auth. Participating VRDN Series Floaters XM 04 50, 1.79% 5/7/18 (Liquidity Facility Barclays Bank PLC) (a)(b)	700,000	700,000
		11,000,000
Indiana - 0.7%
Indiana Health & Edl. Facilities Fing. Auth. Rev. Bonds Series 16 E71, SIFMA Municipal Swap Index + 0.170% 1.92%, tender 5/3/18 (Liquidity Facility Royal Bank of Canada) (a)(b)(c)(d)	10,780,000	10,780,000
Massachusetts - 17.1%
Billerica Gen. Oblig. Bonds Series Solar 17 0027, SIFMA Municipal Swap Index + 0.150% 1.9%, tender 5/10/18 (Liquidity Facility U.S. Bank NA, Cincinnati) (a)(b)(d)	900,000	900,000
Massachusetts Clean Wtr. Trust Bonds Series Clipper 05 36, SIFMA Municipal Swap Index + 0.040% 1.8%, tender 5/3/18 (Liquidity Facility State Street Bank & Trust Co., Boston) (a)(b)(d)	2,000,000	2,000,000
Massachusetts Commonwealth Trans. Fund Rev. Participating VRDN:
Series 2016 20, SIFMA Municipal Swap Index + 0.050% 1.7% 5/1/18 (Liquidity Facility U.S. Bank NA, Cincinnati) (a)(b)(d)	3,190,000	3,190,000
Series Floaters XF 06 10, 1.78% 5/7/18 (Liquidity Facility JPMorgan Chase Bank) (a)(b)	1,600,000	1,600,000
Massachusetts Dev. Fin. Agcy. Participating VRDN Series Floaters XM 03 68, 1.78% 5/7/18 (Liquidity Facility JPMorgan Chase Bank) (a)(b)	1,700,000	1,700,000
Massachusetts Dev. Fin. Agcy. Rev. Participating VRDN:
Series 15 XF0245, 1.78% 5/7/18 (Liquidity Facility JPMorgan Chase Bank) (a)(b)	400,000	400,000
Series 2016 XF2207, 1.77% 5/7/18 (Liquidity Facility Citibank NA) (a)(b)	3,250,000	3,250,000
Series 2016 XM0137, 1.78% 5/7/18 (Liquidity Facility JPMorgan Chase Bank) (a)(b)	1,650,000	1,650,000
Series Floaters YX 10 74, 1.77% 5/7/18 (Liquidity Facility Barclays Bank PLC) (a)(b)	4,000,000	4,000,000
Series MS 3373, 1.78% 5/7/18 (Liquidity Facility Morgan Stanley Bank, West Valley City Utah) (a)(b)	900,000	900,000
Massachusetts Gen. Oblig.:
Bonds:
Series Clipper 09 37, SIFMA Municipal Swap Index + 0.180% 1.93%, tender 6/7/18 (Liquidity Facility State Street Bank & Trust Co., Boston) (a)(b)(c)(d)	12,000,000	12,000,000
Series Clipper 09 67, SIFMA Municipal Swap Index + 0.050% 1.8%, tender 5/3/18 (Liquidity Facility State Street Bank & Trust Co., Boston) (a)(b)(d)	25,500,000	25,500,000
Series Clipper 09 69, SIFMA Municipal Swap Index + 0.180% 1.93%, tender 6/7/18 (Liquidity Facility State Street Bank & Trust Co., Boston) (a)(b)(c)(d)	5,515,000	5,515,000
Participating VRDN:
Series 16 XF0374, 1.77% 5/7/18 (Liquidity Facility Bank of America NA) (a)(b)	8,000,000	8,000,000
Series 16 XM 03 35, 1.78% 5/7/18 (Liquidity Facility JPMorgan Chase Bank) (a)(b)	7,500,000	7,500,000
Series 16 XM0221, 1.78% 5/7/18 (Liquidity Facility JPMorgan Chase Bank) (a)(b)	18,955,000	18,955,000
Series 16 ZF0377, 1.79% 5/7/18 (Liquidity Facility Toronto-Dominion Bank) (a)(b)	4,375,000	4,375,000
Series Floaters 16 ZF2364, 1.77% 5/7/18 (Liquidity Facility Barclays Bank PLC) (a)(b)	5,335,000	5,335,000
Series Floaters E 116, 1.78% 5/7/18 (Liquidity Facility Royal Bank of Canada) (a)(b)	9,800,000	9,800,000
Series Floaters XF 05 30, 1.79% 5/7/18 (Liquidity Facility Toronto-Dominion Bank) (a)(b)	500,000	500,000
Series Floaters XG 01 42, 1.77% 5/7/18 (Liquidity Facility Citibank NA) (a)(b)	1,608,000	1,608,000
Series Floaters XM 03 72, 1.78% 5/7/18 (Liquidity Facility JPMorgan Chase Bank) (a)(b)	4,600,000	4,600,000
Series Floaters ZM 05 79, 1.78% 5/7/18 (Liquidity Facility Morgan Stanley Bank, West Valley City Utah) (a)(b)	1,100,000	1,100,000
Massachusetts Health & Edl. Facilities Auth. Participating VRDN Series XL 00 17, 1.78% 5/7/18 (Liquidity Facility Barclays Bank PLC) (a)(b)	2,550,000	2,550,000
Massachusetts Health & Edl. Facilities Auth. Rev. Participating VRDN:
Series 16 XG0014, 1.77% 5/7/18 (Liquidity Facility Bank of America NA) (a)(b)	5,550,000	5,550,000
Series 16 XM0217, 1.78% 5/7/18 (Liquidity Facility JPMorgan Chase Bank) (a)(b)	10,700,000	10,700,000
Series Floaters XF 00 47, 1.78% 5/7/18 (Liquidity Facility JPMorgan Chase Bank) (a)(b)	1,500,000	1,500,000
Massachusetts School Bldg. Auth. Dedicated Sales Tax Rev. Participating VRDN:
Series 15 XF2203, 1.77% 5/7/18 (Liquidity Facility Citibank NA) (a)(b)	7,460,000	7,460,000
Series 16 XM0239, 1.78% 5/7/18 (Liquidity Facility JPMorgan Chase Bank) (a)(b)	11,250,000	11,250,000
Series 16 ZM0173, 1.78% 5/7/18 (Liquidity Facility Royal Bank of Canada) (a)(b)	1,000,000	1,000,000
Series EGL 15 0004, 1.78% 5/7/18 (Liquidity Facility Citibank NA) (a)(b)	5,900,000	5,900,000
Series EGL 15 001, 1.78% 5/7/18 (Liquidity Facility Citibank NA) (a)(b)	10,900,000	10,900,000
Series EGL 15 002, 1.78% 5/7/18 (Liquidity Facility Citibank NA) (a)(b)	28,885,000	28,885,000
Series EGL 15 003, 1.78% 5/7/18 (Liquidity Facility Citibank NA) (a)(b)	6,000,000	6,000,000
Series Floaters XF 25 46, 1.76% 5/7/18 (Liquidity Facility Citibank NA) (a)(b)	4,480,000	4,480,000
Series Floaters XM 04 30, 1.78% 5/7/18 (Liquidity Facility JPMorgan Chase Bank) (a)(b)	3,335,000	3,335,000
Series Floaters XX 10 08, 1.77% 5/7/18 (Liquidity Facility Barclays Bank PLC) (a)(b)	6,300,000	6,300,000
Series Floaters YX 10 29, 1.77% 5/7/18 (Liquidity Facility Barclays Bank PLC) (a)(b)	7,020,000	7,020,000
Series ROC II R 14021, 1.77% 5/7/18 (Liquidity Facility Citibank NA) (a)(b)	7,500,000	7,500,000
Series Solar 17 13, SIFMA Municipal Swap Index + 0.050% 1.77% 5/7/18 (Liquidity Facility U.S. Bank NA, Cincinnati) (a)(b)(d)	3,900,000	3,900,000
Massachusetts Wtr. Resources Auth. Participating VRDN Series XM 02 87, 1.78% 5/7/18 (Liquidity Facility JPMorgan Chase Bank) (a)(b)	300,000	300,000
Massachusetts Wtr. Resources Auth. Wtr. & Swr. Rev. Participating VRDN Series Floaters XF 25 02, 1.77% 5/7/18 (Liquidity Facility Citibank NA) (a)(b)	1,750,000	1,750,000
Univ. of Massachusetts Bldg. Auth. Facilities Rev. Participating VRDN Series XL 0042, 1.78% 5/7/18 (Liquidity Facility Morgan Stanley Bank, West Valley City Utah) (a)(b)	1,000,000	1,000,000
		251,658,000
Montana - 0.1%
Missoula Mont Wtr. Sys. Rev. Participating VRDN Series Floaters 011, 1.93% 6/11/18 (Liquidity Facility Barclays Bank PLC) (a)(b)(c)	1,600,000	1,600,000
Nebraska - 0.0%
Omaha Pub. Pwr. District Elec. Rev. Participating VRDN Series 16 XF1053, 1.82% 5/7/18 (Liquidity Facility Deutsche Bank AG New York Branch) (a)(b)	200,000	200,000
New Jersey - 0.1%
New Jersey St. Trans. Trust Fund Auth. Participating VRDN Series Floaters 16 XF1059, 1.92% 5/7/18 (Liquidity Facility Deutsche Bank AG New York Branch) (a)(b)	200,000	200,000
Union County Impt. Auth. Participating VRDN Series XF 10 19, 1.8% 5/7/18 (Liquidity Facility Deutsche Bank AG New York Branch) (a)(b)	400,000	400,000
Union County Impt. Auth. Rev. Participating VRDN Series XG 00 57, 1.81% 5/7/18 (Liquidity Facility Deutsche Bank AG New York Branch) (a)(b)	300,000	300,000
		900,000
Ohio - 0.1%
Hamilton County HealthCare Facilities Rev. Participating VRDN Series XF 10 50, 1.81% 5/7/18 (Liquidity Facility Deutsche Bank AG New York Branch) (a)(b)	1,000,000	1,000,000
Middletown Hosp. Facilities Rev. Participating VRDN Series Floaters 00 31 44, 1.93% 6/11/18 (Liquidity Facility Barclays Bank PLC) (a)(b)(c)	590,000	590,000
Ohio Higher Edl. Facility Commission Rev. Participating VRDN Series 2017, 1.93% 6/11/18 (Liquidity Facility Barclays Bank PLC) (a)(b)(c)	400,000	400,000
		1,990,000
Pennsylvania - 0.1%
Pennsylvania Higher Edl. Facilities Auth. Rev. Bonds Series 2016 E75, SIFMA Municipal Swap Index + 0.170% 1.92%, tender 7/2/18 (Liquidity Facility Royal Bank of Canada) (a)(b)(c)(d)	600,000	600,000
TOTAL TENDER OPTION BOND
(Cost $282,923,000)		282,923,000

Other Municipal Security - 19.2%
Georgia - 0.1%
Main Street Natural Gas, Inc. Georgia Gas Proj. Rev. Bonds:
Series 2010 A1, SIFMA Municipal Swap Index + 0.100% 1.85%, tender 8/1/18 (Liquidity Facility Royal Bank of Canada) (a)(d)	595,000	595,000
Series 2010 A2, SIFMA Municipal Swap Index + 0.100% 1.85%, tender 8/1/18 (Liquidity Facility Royal Bank of Canada) (a)(d)	1,700,000	1,700,000
		2,295,000
Kentucky - 0.1%
Jefferson County Poll. Cont. Rev. Bonds Series 2001 A, 1.76% tender 5/16/18, CP mode	900,000	900,000
Massachusetts - 19.0%
Avon Gen. Oblig. BAN Series 2017, 2.25% 9/28/18	1,100,000	1,105,367
Boston Wtr. & Swr. Commission Rev. Series A, 1.66% 6/11/18, LOC State Street Bank & Trust Co., Boston, CP	13,000,000	13,000,000
Bourne Gen. Oblig. BAN Series 2017, 2.25% 11/15/18	2,086,092	2,097,823
Brookline Gen. Oblig. BAN Series 2018, 2.5% 3/29/19	2,500,000	2,521,489
Chicopee Gen. Oblig. BAN Series 2017, 2.25% 10/5/18	1,300,000	1,306,190
Framingham Gen. Oblig. Bonds Series 2017, 5% 12/1/18	1,100,000	1,124,215
Franklin Gen. Oblig. BAN:
Series 2017, 2% 5/18/18	1,200,000	1,200,502
Series 2018, 3% 5/17/19 (e)	2,000,000	2,022,900
Gloucester Gen. Oblig. BAN Series 2018, 2.5% 9/21/18	3,400,000	3,415,260
Harwich BAN Series 2017, 2% 7/13/18	3,000,000	3,004,297
Massachusetts Bay Trans. Auth. Sales Tax Rev. Bonds Series 2006 C:
5% 7/1/18 (Pre-Refunded to 7/1/18 @ 100)	1,400,000	1,408,387
5% 7/1/18 (Pre-Refunded to 7/1/18 @ 100)	1,000,000	1,006,360
Massachusetts Clean Wtr. Trust Bonds Series 2004 A, 5.25% 8/1/18	1,800,000	1,816,865
Massachusetts Dev. Fin. Agcy. Series 5, 1.64% 5/31/18, LOC TD Banknorth, NA, CP	1,700,000	1,700,000
Massachusetts Dev. Fin. Agcy. Rev. Bonds Series 2009, 5.5% 11/15/18 (Pre-Refunded to 11/15/18 @ 100)	9,765,000	9,962,644
Massachusetts Fed. Hwy. Bonds Series 2014 A, 5% 6/15/18	4,500,000	4,520,792
Massachusetts Gen. Oblig.:
Bonds Series 2008 A:
5% 8/1/18 (Pre-Refunded to 8/1/18 @ 100)	1,100,000	1,110,614
5% 8/1/18 (Pre-Refunded to 8/1/18 @ 100)	500,000	504,665
RAN:
Series 2017 B, 2% 5/21/18	11,640,000	11,644,973
Series C, 2% 6/25/18	11,500,000	11,509,367
Massachusetts Health & Edl. Facilities Auth. Rev. Bonds:
(CareGroup, Inc. Proj.):
Series 2008 D, 5.25% 7/1/18 (Pre-Refunded to 7/1/18 @ 100)	1,000,000	1,006,493
Series 2008 E1:
5% 7/1/18 (Pre-Refunded to 7/1/18 @ 100)	3,230,000	3,250,075
5.375% 7/1/18 (Pre-Refunded to 7/1/18 @ 100)	2,000,000	2,013,401
(Massachusetts Institute of Technology Proj.):
Series 2008 O, 6% 7/1/18 (Pre-Refunded to 7/1/18 @ 100)	2,600,000	2,620,190
Series L, 5% 7/1/18	1,300,000	1,308,066
Series 2004 D, 5.25% 7/1/18 (Pre-Refunded to 7/1/18 @ 100)	1,350,000	1,357,965
Series 2008 H1:
1.26% tender 5/2/18, CP mode	9,800,000	9,800,000
1.28% tender 5/16/18, CP mode	8,100,000	8,100,000
Series 2008 H2:
1.28% tender 5/21/18, CP mode	6,700,000	6,700,000
1.33% tender 5/22/18, CP mode	6,890,000	6,890,000
Series 2008, 5.25% 7/1/18 (Pre-Refunded to 7/1/18 @ 100)	1,370,000	1,378,966
Series H1:
1.64% tender 6/4/18, CP mode	4,000,000	4,000,000
1.65% tender 6/6/18, CP mode	4,500,000	4,500,000
1.65% tender 6/7/18, CP mode	5,400,000	5,400,000
Series H2:
1.58% tender 6/5/18, CP mode	5,300,000	5,300,000
1.6% tender 6/1/18, CP mode	2,000,000	2,000,000
Massachusetts Indl. Fin. Agcy. Poll. Cont. Rev. Bonds Series 1992, 1.73% tender 5/17/18, CP mode	13,000,000	13,000,000
Massachusetts Port Auth. Rev. Series 12A, 1.2% 6/6/18, LOC TD Banknorth, NA, CP	4,100,000	4,100,000
Massachusetts School Bldg. Auth. Dedicated Sales Tax Rev. Bonds:
Series 2011 B, 5% 10/15/18	2,205,000	2,238,053
Series 2012 B, 5% 8/15/18	5,245,000	5,294,953
Massachusetts State College Bldg. Auth. Rev. Bonds Series 2008 A, 5% 5/1/18 (Pre-Refunded to 5/1/18 @ 100)	7,000,000	7,000,000
Massachusetts Wtr. Resources Auth. Wtr. & Swr. Rev.:
Series 16:
1.25% 6/4/18, LOC TD Banknorth, NA, CP	4,300,000	4,300,000
1.3% 6/4/18, LOC TD Banknorth, NA, CP	12,400,000	12,400,000
Series 99:
1.3% 5/30/18, LOC State Street Bank & Trust Co., Boston, CP	18,600,000	18,600,000
1.66% 5/30/18, LOC State Street Bank & Trust Co., Boston, CP	13,400,000	13,400,000
Middleborough Gen. Oblig. BAN:
Series 2017, 2% 10/5/18	1,700,000	1,706,870
Series 2018, 2.5% 10/5/18	5,600,000	5,626,112
Millis Gen. Oblig. BAN Series 2017, 3% 12/21/18	3,700,000	3,735,510
Milton Gen. Oblig. BAN Series 2018, 2.25% 8/30/18	1,594,979	1,599,147
Nantucket Gen. Oblig. BAN Series B, 2% 6/1/18	3,200,000	3,202,407
Natick Gen. Oblig. BAN Series 2018 A, 2.5% 12/7/18	2,960,000	2,974,952
North Reading Gen. Oblig. BAN Series 2017, 2% 6/14/18	2,151,500	2,153,278
Orleans Gen. Oblig. Anticipation Notes BAN Series 2018, 2.5% 2/8/19	2,538,561	2,559,127
Peabody Gen. Oblig. BAN Series 2018, 2.5% 3/22/19	1,900,000	1,915,980
Scituate Gen. Oblig. BAN Series 2018, 3% 2/1/19	4,839,000	4,895,248
Southborough BAN Series 2017, 1.3% 5/18/18	1,690,000	1,690,038
Stow Gen. Oblig. BAN Series 2018, 3% 5/1/19 (e)	3,600,000	3,640,644
Topsfield Gen. Oblig. BAN Series 2018, 3% 3/8/19	2,100,000	2,125,012
Westfield Gen. Oblig. BAN Series 2017, 2.25% 10/31/18	1,315,000	1,322,496
Weston Gen. Oblig. BAN Series 2018, 2.5% 2/1/19	3,300,000	3,320,408
Weymouth Gen. Oblig. BAN Series 2018, 3% 3/14/19	6,400,000	6,483,764
Winchester Gen. Oblig. BAN Series 2017, 2% 6/27/18	4,700,000	4,707,298
Woburn Gen. Oblig. BAN Series 2018, 2.5% 9/28/18	2,900,000	2,911,006
		278,510,169
TOTAL OTHER MUNICIPAL SECURITY
(Cost $281,705,169)		281,705,169
	Shares	Value

Investment Company - 14.5%
Fidelity Tax-Free Cash Central Fund, 1.71% (f)(g)
(Cost $212,554,224)	212,544,429	212,554,224
TOTAL INVESTMENT IN SECURITIES - 100.7%
(Cost $1,479,849,393)		1,479,849,393
NET OTHER ASSETS (LIABILITIES) - (0.7)%		(10,967,876)
NET ASSETS - 100%		$1,468,881,517

Security Type Abbreviations

BAN – BOND ANTICIPATION NOTE

CP – COMMERCIAL PAPER

RAN – REVENUE ANTICIPATION NOTE

VRDN – VARIABLE RATE DEMAND NOTE (A debt instrument that is payable upon demand, either daily, weekly or monthly)

The date shown for securities represents the date when principal payments must be paid, taking into account any call options exercised by the issuer and any permissible maturity shortening features other than interest rate resets.

Legend

 (a) Coupon rates for floating and adjustable rate securities reflect the rates in effect at period end.

 (b) Provides evidence of ownership in one or more underlying municipal bonds.

 (c) Restricted securities - Investment in securities not registered under the Securities Act of 1933 (excluding 144A issues). At the end of the period, the value of restricted securities (excluding 144A issues) amounted to $45,680,000 or 3.1% of net assets.

 (d) Coupon is indexed to a floating interest rate which may be multiplied by a specified factor and/or subject to caps or floors.

 (e) Security or a portion of the security purchased on a delayed delivery or when-issued basis.

 (f) Information in this report regarding holdings by state and security types does not reflect the holdings of the Fidelity Tax-Free Cash Central Fund.

 (g) Affiliated fund that is available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

Additional information on each restricted holding is as follows:

Security	Acquisition Date	Cost
Central Florida Expressway Bonds Series Floaters E 62, SIFMA Municipal Swap Index + 0.170% 1.92%, tender 7/2/18 (Liquidity Facility Royal Bank of Canada)	2/14/18	$3,300,000
Chicago Board of Ed. Participating VRDN Series Floaters 003, 2% 5/3/18 (Liquidity Facility Barclays Bank PLC)	2/1/18 - 4/20/18	$6,400,000
Chicago Board of Ed. Participating VRDN Series Floaters 006, 2% 5/3/18 (Liquidity Facility Barclays Bank PLC)	3/1/18	$3,900,000
Dignity Health Participating VRDN Series 17 04, SIFMA Municipal Swap Index + 0.160% 1.91% 6/11/18 (Liquidity Facility Barclays Bank PLC)	10/5/17	$595,000
Indiana Univ. HealthCare Bonds Series 16 E71, SIFMA Municipal Swap Index + 0.170% 1.92%, tender 5/3/18 (Liquidity Facility Royal Bank of Canada)	3/1/18	$10,780,000
Massachusetts Gen. Oblig. Bonds Series Clipper 09 37, SIFMA Municipal Swap Index + 0.180% 1.93%, tender 6/7/18 (Liquidity Facility State Street Bank & Trust Co., Boston)	2/15/07 - 4/5/07	$12,000,000
Massachusetts Gen. Oblig. Bonds Series Clipper 09 69, SIFMA Municipal Swap Index + 0.180% 1.93%, tender 6/7/18 (Liquidity Facility State Street Bank & Trust Co., Boston)	9/28/16	$5,515,000
Middletown Hosp. Facilities Rev. Participating VRDN Series Floaters 00 31 44, 1.93% 6/11/18 (Liquidity Facility Barclays Bank PLC)	9/14/17	$590,000
Missoula Mont Wtr. Sys. Rev. Participating VRDN Series Floaters 011, 1.93% 6/11/18 (Liquidity Facility Barclays Bank PLC)	11/3/17 - 3/2/18	$1,600,000
Ohio Higher Edl. Facility Commission Rev. Participating VRDN Series 2017, 1.93% 6/11/18 (Liquidity Facility Barclays Bank PLC)	3/9/17	$400,000
Pennsylvania Higher Edl. Facilities Auth. Rev. Bonds Series 2016 E75, SIFMA Municipal Swap Index + 0.170% 1.92%, tender 7/2/18 (Liquidity Facility Royal Bank of Canada)	2/2/18	$600,000

Affiliated Central Funds

Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:

Fund	Income earned
Fidelity Tax-Free Cash Central Fund	$532,883
Total	$532,883

Amounts in the income column in the above table exclude any capital gain distributions from underlying funds.

Investment Valuation

All investments are categorized as Level 2 under the Fair Value Hierarchy. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. Additional information on valuation inputs is provided later in this section.

Security transactions are accounted for as of trade date. The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels: Level 1 - quoted prices in active markets for identical investments: Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds etc.): Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available).

As permitted by compliance with certain conditions under Rule 2a-7 of the 1940 Act, securities are valued at amortized cost, which approximates fair value. The amortized cost of an instrument is determined by valuing it at its original cost and thereafter amortizing any discount or premium from its face value at a constant rate until maturity. Securities held by a money market fund are generally high quality and liquid; however, they are reflected as Level 2 because the inputs used to determine fair value are not quoted prices in an active market.

For additional information on the Fund's significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR LLC or an affiliate.

Item 2.

Controls and Procedures

(a)(i)  The President and Treasurer and the Chief Financial Officer have concluded that the Fidelity Massachusetts Municipal Trust’s (the “Trust”) disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act) provide reasonable assurances that material information relating to the Trust is made known to them by the appropriate persons, based on their evaluation of these controls and procedures as of a date within 90 days of the filing date of this report.

(a)(ii)  There was no change in the Trust’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act) that occurred during the Trust’s last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the Trust’s internal control over financial reporting.

Item 3.

Exhibits

Certification pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) is filed and attached hereto as Exhibit 99.CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Fidelity Massachusetts Municipal Trust

By:	/s/Laura M. Del Prato
Laura M. Del Prato
President and Treasurer

Date:	June 28, 2018

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/Laura M. Del Prato
Laura M. Del Prato
President and Treasurer

Date:	June 28, 2018

By:	/s/Howard J. Galligan III
Howard J. Galligan III
Chief Financial Officer

Date:	June 28, 2018